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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07148
                                   ----------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3707 West Maple Road           Bloomfield Hills, Michigan              48301
--------------------------------------------------------------------------------
        (Address of principal executive offices)                     (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           -----------------------------

Date of reporting period:       June 30, 2008
                           -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


                               Schwartz Value Fund
                        . . . . . . . . . . . . . . . . .
                           VALUE INVESTING SINCE 1984


                                [GRAPHIC OMITTED]


                                   [UNAUDITED]
                               SEMI-ANNUAL REPORT
                        . . . . . . . . . . . . . . . . .
                                  JUNE 30, 2008

 SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
   c/o Ultimus Fund            [GRAPHIC OMITTED]          3707 W. Maple Road
    Solutions, LLC                                             Suite 100
    P.O. Box 46707                                    Bloomfield Hills, MI 48301
 Cincinnati, OH 45246
    (888) 726-0753
                               SCHWARTZ VALUE FUND

Dear Fellow Shareowners:

The global investment environment continues to be a challenging one. The U.S. stock market is in the midst of its first bear market since 2003, as the major indices have declined by more than 20% from the October peak. Many foreign stock markets have fared much worse, such as China, which is down 50% from its peak. The Schwartz Value Fund (the "Fund") has not escaped the carnage. For the first six months of 2008, the Fund had a total return of -16.1% vs. -9.4% for the Russell 2000, -11.9% for the S&P 500, and -13.4% for the Dow Jones Industrial Average. Since the start of the year, stocks that contributed positively to performance included PICO Holdings, Inc., Sun Hydraulics Corporation, Lincoln Electric Holdings, Inc., and Diebold, Inc. Stocks which detracted from performance included Citizens Republic Bancorp, AmTrust Financial Corporation, Meadowbrook Insurance Group, Inc., and Comerica, Inc.

The Fund's recent poor performance has been most impacted by financial and consumer related stocks. These sectors, seemingly cheap as the year began, have continued to get cheaper. At this point, we are not stubbornly sitting on our hands, waiting for our positions to rebound - we are taking prudent actions that we believe are designed to improve future investment performance. We've sold several small-cap, lower quality stocks, which we don't believe have the strongest recovery potential. We've upgraded the portfolio by purchasing larger capitalization companies believed to be of high quality. In light of the weak market conditions, many exceptional large-cap companies are now trading at what we consider bargain prices. Warren Buffett has long advised, "It is far better to buy a great company at a fair price, than to buy a fair company at a great price." Recently, we've been able to purchase some wonderful businesses at what we consider attractive prices, including Dell, Inc. (personal computers & servers), Microsoft Corporation (software), The Progressive Corporation (insurance), Rockwell Collins, Inc. (aerospace & defense), and Teradata Corporation (data warehousing). These companies are leaders in their respective industries, have long track records of growth with strong profitability, and impeccable balance sheets. Most importantly, these high quality companies, and others we are currently reviewing for inclusion in the portfolio, are trading at their lowest valuations in many years. Bear markets have a way of creating these kinds of opportunities. At current prices, we believe these companies should prove to be excellent long-term holdings for the Fund.

There is widespread pessimism throughout the U.S. economy. Plummeting home prices, rising food and fuel costs, job losses, and falling stock prices have many Americans fearing the worst. Surveys of consumer confidence sit near all-time lows. By any rational measure, the economy is in recession. However, the depth and duration of the slowdown is unknowable. But eventually we believe there will be an economic recovery and another bull market. In periods of extreme uncertainty and fear, opportunities abound to purchase shares of great companies at bargain levels. It is also a perfect time to heed these prescient words from Shelby Cullom Davis, a famous 20th century Graham & Dodd value investor who turned $50,000 into a billion-dollar fortune (over the course of 50 years): "Bear markets make people a lot of money, they just don't know it at the time."

Effective March 1, 2008, Timothy S. Schwartz, CFA became co-portfolio manager of the Fund, after having served in various research and portfolio management positions with Schwartz Investment Counsel, Inc. during the past 10 years.

Due to our Board of Trustees' retirement policy, Sidney F. McKenna and Fred A. Erb attended their last board meeting recently. Each having served with distinction for more than 20 years, their knowledge, sound business judgment, and wise counsel will be missed.

Best regards,

/s/ George P. Schwartz                          /s/ Timothy S. Schwartz

George P. Schwartz, CFA                         Timothy S. Schwartz, CFA
Co-Portfolio Manager                            Co-Portfolio Manager

July 15, 2008


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, ARE AVAILABLE BY CALLING THE FUND AT 1-888-726-0753.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the prospectus please visit our website at www.schwartzvaluefund.com or call 1-888-726-0753 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Schwartz Value Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2008 (UNAUDITED)
================================================================================

                                                                        % OF
    SHARES     COMPANY                                 MARKET VALUE   NET ASSETS
--------------------------------------------------------------------------------
   182,700     Unico American Corporation ..........    $1,589,490       3.9%
    35,000     MTS Systems Corporation .............     1,255,800       3.1%
        10     Berkshire Hathaway, Inc. - Class A ..     1,207,500       3.0%
   225,000     Meadowbrook Insurance Group, Inc. ...     1,192,500       2.9%
    45,000     Comerica, Inc. ......................     1,153,350       2.8%
    40,000     Weyco Group, Inc. ...................     1,061,200       2.6%
    13,000     Lincoln Electric Holdings, Inc. .....     1,023,100       2.5%
    24,000     Kinetic Concepts, Inc. ..............       957,840       2.3%
    20,000     PICO Holdings, Inc. .................       869,000       2.1%
    35,000     Teradata Corporation ................       809,900       2.0%


ASSET ALLOCATION  (UNAUDITED)
================================================================================
                                                                         % OF
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary .............................................     16.0%
Energy .............................................................      2.1%
Financials .........................................................     23.2%
Health Care ........................................................      5.3%
Industrials ........................................................     17.4%
Information Technology .............................................     17.2%
Materials ..........................................................      0.8%
Exchange-Traded Funds ..............................................      3.0%
Cash Equivalents, Other Assets and Liabilities .....................     15.0%
                                                                        ------
                                                                        100.0%
                                                                        ======

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 82.0%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 0.9%
     1,000   General Dynamics Corporation ......................   $     84,200
     6,000   Rockwell Collins, Inc. ............................        287,760
                                                                   ------------
                                                                        371,960
                                                                   ------------
             AUTO COMPONENTS -- 1.2%
    35,000   Gentex Corporation ................................        505,400
                                                                   ------------

             AUTOMOBILES -- 1.8%
     8,000   Harley-Davidson, Inc. .............................        290,080
    20,000   Thor Industries, Inc. .............................        425,200
                                                                   ------------
                                                                        715,280
                                                                   ------------
             CHEMICALS -- 0.8%
    15,000   RPM International, Inc. ...........................        309,000
                                                                   ------------

             COMMERCIAL BANKS -- 4.4%
    12,583   Century Bancorp, Inc. - Class A ...................        223,348
    10,000   Clarkston Financial Corporation * .................         49,700
    45,000   Comerica, Inc. ....................................      1,153,350
    28,567   Oxford Bank Corporation ...........................        357,088
                                                                   ------------
                                                                      1,783,486
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 5.2%
    14,000   Courier Corporation ...............................        281,120
    20,000   HNI Corporation ...................................        353,200
     7,800   Manpower, Inc. ....................................        454,272
    15,000   Robert Half International, Inc. ...................        359,550
   164,318   Sparton Corporation * .............................        690,136
                                                                   ------------
                                                                      2,138,278
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 1.5%
     5,000   ADTRAN, Inc. ......................................        119,200
    10,000   Harris Corporation ................................        504,900
                                                                   ------------
                                                                        624,100
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 3.3%
     6,000   Dell, Inc. * ......................................        131,280
     8,000   Logitech International S.A. * .....................        214,400
    15,000   Rimage Corporation * ..............................        185,850
    35,000   Teradata Corporation * ............................        809,900
                                                                   ------------
                                                                      1,341,430
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES -- 1.0%
    15,000   Nobel Learning Communities, Inc. * ................        206,400
     1,000   Strayer Education, Inc. ...........................        209,070
                                                                   ------------
                                                                        415,470
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 82.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES -- 3.0%
    10,000   Moody's Corporation ...............................   $    344,400
    20,000   PICO Holdings, Inc. * .............................        869,000
                                                                   ------------
                                                                      1,213,400
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 1.4%
    10,000   AZZ, Inc. * .......................................        399,000
     5,000   Thomas & Betts Corporation * ......................        189,250
                                                                   ------------
                                                                        588,250
                                                                   ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 7.9%
    20,000   Arrow Electronics, Inc. * .........................        614,400
    18,000   Avnet, Inc. * .....................................        491,040
    24,000   Ingram Micro, Inc. - ?Class A * ...................        426,000
    35,000   MTS Systems Corporation ...........................      1,255,800
    15,000   Rofin-Sinar Technologies, Inc. * ..................        453,000
                                                                   ------------
                                                                      3,240,240
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 1.3%
    30,000   ION Geophysical Corporation * .....................        523,500
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
    24,000   Kinetic Concepts, Inc. * ..........................        957,840
     7,500   Neogen Corporation * ..............................        171,675
    15,000   Rochester Medical Corporation * ...................        156,300
                                                                   ------------
                                                                      1,285,815
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 0.5%
    90,949   Continucare Corporation * .........................        213,730
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE -- 1.3%
    30,000   Wyndham Worldwide Corporation .....................        537,300
                                                                   ------------

             HOUSEHOLD DURABLES -- 2.4%
    12,000   Mohawk Industries, Inc. * .........................        769,200
    20,000   Pulte Homes, Inc. .................................        192,600
                                                                   ------------
                                                                        961,800
                                                                   ------------
             INDUSTRIAL CONGLOMERATES -- 1.6%
    20,000   Raven Industries, Inc. ............................        655,600
                                                                   ------------

             INSURANCE -- 13.3%
       990   Alleghany Corporation * ...........................        328,729
        10   Berkshire Hathaway, Inc. - Class A * ..............      1,207,500
    20,000   Brown & Brown, Inc. ...............................        347,800
     1,750   Markel Corporation * ..............................        642,250
   225,000   Meadowbrook Insurance Group, Inc. .................      1,192,500
     6,000   Progressive Corporation (The) .....................        112,320
   182,700   Unico American Corporation * ......................      1,589,490
                                                                   ------------
                                                                      5,420,589
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 82.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             IT SERVICES -- 0.5%
    10,000   Broadridge Financial Solutions, Inc. ..............   $    210,500
                                                                   ------------

             LEISURE EQUIPMENT & PRODUCTS -- 0.8%
    20,000   Eastman Kodak Company .............................        288,600
    10,000   Smith & Wesson Holding Corporation * ..............         52,100
                                                                   ------------
                                                                        340,700
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 1.6%
    10,000   Waters Corporation * ..............................        645,000
                                                                   ------------

             MACHINERY -- 7.0%
    15,000   American Railcar Industries, Inc. .................        251,700
     6,000   EnPro Industries, Inc. * ..........................        224,040
    15,000   Graco, Inc. .......................................        571,050
    13,000   Lincoln Electric Holdings, Inc. ...................      1,023,100
     3,500   PACCAR, Inc. ......................................        146,405
    20,000   Sun Hydraulics Corporation ........................        645,400
                                                                   ------------
                                                                      2,861,695
                                                                   ------------
             MARINE -- 0.6%
     5,800   Alexander & Baldwin, Inc. .........................        264,190
                                                                   ------------

             OFFICE ELECTRONICS -- 1.6%
    20,000   Zebra Technologies Corporation - Class A * ........        652,800
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 0.9%
     1,000   EnCana Corporation ................................         90,930
     7,200   Holly Corporation .................................        265,824
                                                                   ------------
                                                                        356,754
                                                                   ------------
             REAL ESTATE MANAGEMENT
               & DEVELOPMENT -- 0.5%
    16,499   I. Gordon Corporation * ...........................        222,736
                                                                   ------------

             SEMICONDUCTORS &
               SEMICONDUCTOR EQUIPMENT -- 0.8%
     3,300   Analog Devices, Inc. ..............................        104,841
    10,000   National Semiconductor Corporation ................        205,400
                                                                   ------------
                                                                        310,241
                                                                   ------------
             SOFTWARE -- 1.5%
    15,000   Check Point Software Technologies Ltd. * ..........        355,050
    10,000   Microsoft Corporation .............................        275,100
                                                                   ------------
                                                                        630,150
                                                                   ------------
             SPECIALTY RETAIL -- 3.5%
    20,000   American Eagle Outfitters, Inc. ...................        272,600
   100,000   Chico's FAS, Inc. * ...............................        537,000
    14,000   Foot Locker, Inc. .................................        174,300
    10,000   Sherwin-Williams Company (The) ....................        459,300
                                                                   ------------
                                                                      1,443,200
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 82.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS -- 4.0%
    10,000   Hanesbrands, Inc. * ...............................   $    271,400
    20,000   K-Swiss, Inc. - Class A ...........................        294,000
    40,000   Weyco Group, Inc. .................................      1,061,200
                                                                   ------------
                                                                      1,626,600
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE -- 2.1%
       237   AmTrust Financial Corporation .....................        758,400
     5,000   Hudson City Bancorp, Inc. .........................         83,400
                                                                   ------------
                                                                        841,800
                                                                   ------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.6%
    10,000   Applied Industrial Technologies, Inc. .............        241,700
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $35,720,753) ............   $ 33,492,694
                                                                   ------------

================================================================================
    SHARES   OPEN-END FUNDS -- 0.0%                                MARKET VALUE
--------------------------------------------------------------------------------
        57   Sequoia Fund (Cost $7,502) ........................   $      6,945
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 3.0%                         MARKET VALUE
--------------------------------------------------------------------------------
     5,000   iShares S&P 100 Index Fund ........................   $    290,100
     2,500   Rydex Russell Top 50 ETF ..........................        233,475
     7,500   SPDR Gold Trust * .................................        685,500
                                                                   ------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $1,264,350) .....   $  1,209,075
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 13.0%                             MARKET VALUE
--------------------------------------------------------------------------------
 1,933,089   Federated Government Obligations Tax-Managed Fund -
               Institutional Shares, 2.156% (a) ................   $  1,933,089
 1,969,567   Federated Treasury Obligations Fund -
               Institutional Shares, 1.920% (a) ................      1,969,567
 1,430,598    Federated U.S. Treasury Cash Reserve Fund -
               Institutional Shares, 1.465% (a) ................      1,430,598
                                                                   ------------
             TOTAL CASH EQUIVALENTS (Cost $5,333,254) ..........   $  5,333,254
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 98.0%
               (Cost $42,325,859) ..............................   $ 40,041,968

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0% .....        798,277
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 40,840,245
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
================================================================================
ASSETS
Investments, at market value (cost of $42,325,859) (Note 1) ....   $ 40,041,968
Cash ...........................................................          2,134
Receivable for capital shares sold .............................            620
Receivable for investment securities sold ......................      2,032,163
Dividends receivable ...........................................         55,496
Other assets ...................................................         12,020
                                                                   ------------
  TOTAL ASSETS .................................................     42,144,401
                                                                   ------------

LIABILITIES
Payable for capital shares redeemed ............................          3,571
Payable for investment securities purchased ....................      1,170,076
Payable to Adviser (Note 2) ....................................        112,657
Payable to administrator (Note 2) ..............................          5,500
Other accrued expenses and liabilities .........................         12,352
                                                                   ------------
  TOTAL LIABILITIES ............................................      1,304,156
                                                                   ------------

NET ASSETS .....................................................   $ 40,840,245
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ................................................   $ 45,491,478
Accumulated undistributed net investment income ................         55,351
Accumulated net realized losses from security transactions .....     (2,422,693)
Net unrealized depreciation on investments .....................     (2,283,891)
                                                                   ------------
NET ASSETS .....................................................   $ 40,840,245
                                                                   ============

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) .............................      2,196,544
                                                                   ============

Net asset value, offering price and redemption price per share .   $      18.59
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends (Net of foreign tax of $4,220) .....................   $    378,576
                                                                   ------------

EXPENSES
  Investment advisory fees (Note 2) ............................        231,900
  Administration, accounting and transfer agent fees (Note 2) ..         35,066
  Trustees' fees and expenses ..................................         15,501
  Legal and audit fees .........................................         15,043
  Registration fees ............................................          9,816
  Custodian fees ...............................................          6,711
  Postage and supplies .........................................          4,191
  Insurance expense ............................................          2,491
  Compliance service fees and expenses (Note 2) ................          1,264
  Other expenses ...............................................          1,242
                                                                   ------------
    TOTAL EXPENSES .............................................        323,225
                                                                   ------------

NET INVESTMENT INCOME ..........................................         55,351
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
  Net realized losses from security transactions ...............     (2,340,064)
  Net change in unrealized appreciation/(depreciation)
    on investments. ............................................     (5,991,171)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (8,331,235)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (8,275,884)
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED        YEAR ENDED
                                                                        JUNE 30, 2008    DECEMBER 31,
                                                                         (UNAUDITED)        2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income/(loss) ......................................   $     55,351    $     (3,165)
  Net realized gains/(losses) from security transactions ............     (2,340,064)      1,295,456
  Net change in unrealized appreciation/(depreciation) on investments     (5,991,171)     (8,248,217)
                                                                        ------------    ------------
Net decrease in net assets from operations ..........................     (8,275,884)     (6,955,926)
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ............................             --      (1,333,716)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................        484,988       2,731,231
  Reinvestment of distributions to shareholders .....................             --       1,132,551
  Payments for shares redeemed ......................................     (6,231,935)     (9,119,440)
                                                                        ------------    ------------
Net decrease in net assets from capital share transactions ..........     (5,746,947)     (5,255,658)
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS ........................................    (14,022,831)    (13,545,300)

NET ASSETS
  Beginning of period ...............................................     54,863,076      68,408,376
                                                                        ------------    ------------
  End of period .....................................................   $ 40,840,245    $ 54,863,076
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME .................................................   $     55,351    $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................................         23,267         108,174
   Shares issued in reinvestment of distributions to shareholders ...             --          50,787
   Shares redeemed ..................................................       (303,900)       (362,557)
                                                                        ------------    ------------
   Net decrease in shares outstanding ...............................       (280,633)       (203,596)
   Shares outstanding, beginning of period ..........................      2,477,177       2,680,773
                                                                        ------------    ------------
   Shares outstanding, end of period ................................      2,196,544       2,477,177
                                                                        ============    ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================================
                                               SIX MONTHS
                                                 ENDED            YEAR           YEAR          YEAR          YEAR          YEAR
                                                JUNE 30,         ENDED          ENDED         ENDED         ENDED         ENDED
                                                  2008          DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                               (UNAUDITED)        2007           2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $    22.15      $    25.52     $    25.44    $    27.04    $    25.84    $    20.20
                                               ----------      ----------     ----------    ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment income/(loss) .............         0.03           (0.00)(a)      (0.09)        (0.17)        (0.21)        (0.16)
  Net realized and unrealized gains/(losses)
    on investments .........................        (3.59)          (2.82)          3.74          1.23          6.02          8.10
                                               ----------      ----------     ----------    ----------    ----------    ----------
Total from investment operations ...........        (3.56)          (2.82)          3.65          1.06          5.81          7.94
                                               ----------      ----------     ----------    ----------    ----------    ----------

Less distributions:
  From net realized gains on investments ...           --           (0.55)         (3.57)        (2.66)        (4.61)        (2.30)
                                               ----------      ----------     ----------    ----------    ----------    ----------

Net asset value at end of period ...........   $    18.59      $    22.15     $    25.52    $    25.44    $    27.04    $    25.84
                                               ==========      ==========     ==========    ==========    ==========    ==========

Total return (b) ...........................       (16.1)%(c)      (11.1)%         14.3%          3.8%         22.6%         39.3%
                                               ==========      ==========     ==========    ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........   $   40,840      $   54,863     $   68,408    $   69,486    $   76,510    $   59,592
                                               ==========      ==========     ==========    ==========    ==========    ==========

Ratio of expenses to average net assets ....        1.40%(d)        1.34%          1.38%         1.61%         1.82%         1.89%

Ratio of net investment income/(loss) to
  average net assets .......................        0.24%(d)       (0.00)%        (0.35)%       (0.65)%       (0.84)%       (0.73)%

Portfolio turnover rate ....................          51%(c)          78%            82%           78%           83%           74%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the "Fund") is a diversified series of Schwartz Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

The following is a summary of significant  accounting  policies  followed by the
Fund:

      (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

         o  Level 1 - quoted prices in active markets for identical securities
         o  Level 2 - other significant observable inputs
         o  Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of June 30, 2008, all of the inputs used to value the Fund's investments were Level 1.

      (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

      The tax character of distributable earnings at June 30, 2008 was as follows:

            Net unrealized depreciation                 $ (2,391,720)
            Accumulated undistributed ordinary income         55,351
            Undistributed long-term gains                         37
            Other losses                                  (2,314,901)
                                                        ------------
            Accumulated deficit                         $ (4,651,233)
                                                        ============

      For federal income tax purposes, the cost of portfolio investments amounted to $42,433,688 at June 30, 2008. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

            Gross unrealized appreciation               $  4,469,956
            Gross unrealized depreciation                 (6,861,676)
                                                        ------------
            Net unrealized depreciation                 $ (2,391,720)
                                                        ============

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

      (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2008 and December 31, 2007 was as follows:

                                              Long-Term
                                               Capital       Total
            Period Ended                        Gains    Distributions
            ----------------------------------------------------------
            June 30, 2008                    $       --   $       --
            December 31, 2007                $1,333,716   $1,333,716

      (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

      (f) ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      (g) COMMON EXPENSES -- Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2.    INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Fund's principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets.

The Chief Compliance Officer of the Fund (the "CCO") is an employee of the Adviser. The Trust pays the Adviser $25,000 annually for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of 0.15% of its average daily net assets, subject to a minimum monthly fee of $4,000.

Pursuant to a Distribution Agreement between the Fund and the Distributor, the Distributor serves as the Fund's exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

3.    INVESTMENT TRANSACTIONS

During the six months ended June 30, 2008, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $22,669,100 and $32,126,227, respectively.

4.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2008) and held until the end of the period (June 30, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the result does not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's Prospectus.

------------------------------------------------------------------------------------
                                      Beginning          Ending
                                    Account Value     Account Value   Expenses Paid
                                   January 1, 2008    June 30, 2008   During Period*
------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00         $  839.30        $  6.40
Based on Hypothetical 5% Return
   (before expenses)                  $1,000.00         $1,017.90        $  7.02
------------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.40% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/366 (to reflect the one-half year period).

SCHWARTZ VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Advisory Agreement with the Adviser. The approval took place at an in-person meeting held on February 9, 2008, at which all of the Trustees were present.

The Independent Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreement. The Trustees also received and reviewed a considerable amount of information provided by the Adviser in response to requests of the Independent Trustees and their counsel to assist in their evaluation of the terms of the Advisory Agreement and whether the Advisory Agreement continues to be in the best interest of the Fund and its shareholders. The Trustees reviewed: (1) industry data comparing advisory fees and expense ratios of the Fund with those of comparable investment companies; (2) comparative performance information; (3) the Adviser's revenues and costs of providing services to the Fund; and (4) information about the Adviser's personnel. The Trustees considered various factors, among them: (1) the nature, extent and quality of the services provided by the Adviser; (2) the fees charged for those services and the Adviser's profitability with respect to the Fund; (3) the Fund's performance; (4) the extent to which economies of scale may be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Independent Trustees were advised and supported by independent counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and also met in a private session with independent counsel at which no representatives of the Adviser were present.

The Trustees evaluated and discussed with the Adviser the responsibilities of the Adviser under the Advisory Agreement. The Trustees also reviewed the background, education and experience of the Adviser's key investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance programs, and the Adviser's role in coordinating such services and programs.

The Trustees considered short-term and long-term investment performance of the Fund in their deliberations. The Trustees considered the Fund's historical performance over various periods ended December 31, 2007, as it compared to the returns of relevant indices and similarly managed mutual funds.

The Trustees reviewed the Adviser's analysis of its profitability from the Advisory Agreements for the year ended December 31, 2007. The Trustees considered that the Adviser may receive, in addition to the advisory fee, various research services as a result of the placement of the Fund's portfolio brokerage. The Trustees concluded that the Adviser possessed the fundamental resources necessary to serve as adviser to the Fund, and based upon their review of the financial statements provided by the Adviser, that it is sufficiently capitalized to remain economically viable to serve as adviser.

SCHWARTZ VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

In reviewing the fees payable under the Advisory Agreement, the Trustees reviewed the advisory fee paid by the Fund under the Advisory Agreement (1% per annum of average net assets) and compared such fee to the advisory fee ratios of similar mutual funds. The Trustees also compared the total operating expense ratio of the Fund with expense ratios of representative funds with similar investment objectives considered to be in its peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders. Given that the Fund's asset levels are lower than most comparable similarly managed funds, the Trustees also considered the effect of the Fund's potential growth and size on its performance and fees. In evaluating the Fund's advisory fees, the Trustees took into account the quality of the investment management of the Fund. The Trustees noted that the Fund's focus on small-capitalization companies requires special skills and a different and broader set of analytical tools than is required for funds investing in larger capitalization companies that are heavily followed and researched by the investment community. In view of these factors, the Trustees determined to forego implementing break points in the Fund's fee schedule at the current time. The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees paid by the Fund are reasonable.

In approving the Advisory Agreement, the Independent Trustees reached the following conclusions: (1) the Trustees noted the qualifications of key personnel of the Adviser that work with the Fund and concluded the Adviser is qualified to continue to manage the Fund's assets in accordance with its investment objective and policies and has provided reasonable services to the Fund; (2) based on the long-term performance of the Fund, the Independent Trustees believe that the nature and quality of services provided to the Fund by the Adviser were satisfactory; and (3) while the advisory fees paid by the Fund are in the higher range of fees for comparably managed funds, they believe that the quality of investment advisory services provided by the Adviser has been appropriate and that a contributing factor to higher expenses is the relatively small size of the Fund. The Independent Trustees also reviewed and considered the "fallout benefits" to, and the profitability of, the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive, given the quality and scope of services provided by the Adviser and the investment performance of the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interest of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

SCHWARTZ VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================

Schwartz Value Fund (the "Fund") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because the Adviser believes small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. The Fund attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. The Fund purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in the Fund's investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that the Fund can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

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


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

SCHWARTZ VALUE FUND
series of Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr., Lead Independent Trustee
Joseph M. Grace

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                           SCHWARTZ INVESTMENT TRUST
--------------------------------------------------------------------------------

                 AVE MARIA
                   MUTUAL
                   FUNDS
                 ---------

      AVE MARIA CATHOLIC VALUES FUND
          AVE MARIA GROWTH FUND
      AVE MARIA RISING DIVIDEND FUND
        AVE MARIA OPPORTUNITY FUND
           AVE MARIA BOND FUND

                                            UNAUDITED
                                       SEMI-ANNUAL REPORT
                                          JUNE 30, 2008

   SHAREHOLDER ACCOUNTS        [GRAPHIC OMITTED]           CORPORATE OFFICES
     c/o Ultimus Fund                                     3707 W. Maple Road
      Solutions, LLC                                           Suite 100
      P.O. Box 46707                                  Bloomfield Hills, MI 48301
   Cincinnati, OH 45246
      (888) 726-9331

Dear Shareowner of:

      Ave Maria Catholic Values Fund (AVEMX)
      Ave Maria Growth Fund (AVEGX)
      Ave Maria Rising Dividend Fund (AVEDX)
      Ave Maria Opportunity Fund (AVESX)
      Ave Maria Bond Fund (AVEFX)
      Ave Maria Money Market Account

Over the past several years, there has been a general decline in credit standards used by lending institutions, which resulted in a significant increase in housing prices in many parts of the country. This housing bubble was the financial equivalent of building a very large structure on a weak foundation. When the foundation was shaken by the revelations in the sub-prime mortgage market, the entire financial system began to crack. From houses to stocks to commercial real estate to hedge fund portfolios, there were just too many assets for sale and not enough buyers. The resulting decline in share prices in the financial sector has been dramatic. The accompanying credit crunch has resulted in the biggest de-leveraging phenomenon of our lifetime. This de-leveraging process will have long-lasting consequences, but the result will be a stronger financial system. The market is clearing, which is by definition what happens with capitalism. With guarded optimism, we are looking for a long, saucer-shaped economic recovery. At current valuations, we believe opportunities are extraordinary for long-term investors. It's important to remember that the best investments are always made in the aftermath of sharp market corrections.

More than 25,000 people have invested in the Ave Maria Family of Funds. Many were attracted by our MORALLY RESPONSIBLE INVESTING approach. Besides searching for the best investment opportunities, our portfolio managers screen out companies based on moral guidelines established by our Catholic Advisory Board. These screens eliminate from consideration companies that support abortion, pornography, and companies with policies that disrespect the sanctity of marriage. During this political campaign season, we should pray that pro-growth economic policies don't get reversed, and that pro-life, pro-family politicians do get elected.

Due to our Board of Trustees' retirement policy, Fred A. Erb and Sidney F. McKenna recently attended their last board meetings, following many years of service. The business insights and wise counsel of these fine gentlemen will be missed.

Thanks for your confidence and support.

                                   Sincerely,

                             /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                    President

July 16, 2008


P.S. Shareholders now have the ability to access their account balances and view transaction history online at www.avemariafunds.com. You may call shareholder services toll-free at 1-888-726-9331 for help in accessing your account information.



The Letter to Shareholders and the Portfolio Manager Commentaries that follow seek to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. Keep in mind that the information and opinions cover the period through the date of this report.

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================

Ave Maria Catholic Values Fund:
      Portfolio Manager Commentary........................................     1
      Ten Largest Equity Holdings.........................................     3
      Asset Allocation....................................................     3
      Schedule of Investments.............................................     4

Ave Maria Growth Fund:
      Portfolio Manager Commentary........................................     8
      Ten Largest Equity Holdings.........................................     9
      Asset Allocation....................................................     9
      Schedule of Investments.............................................    10

Ave Maria Rising Dividend Fund:
      Portfolio Manager Commentary........................................    13
      Ten Largest Equity Holdings.........................................    14
      Asset Allocation....................................................    14
      Schedule of Investments.............................................    15

Ave Maria Opportunity Fund:
      Portfolio Manager Commentary........................................    18
      Ten Largest Equity Holdings.........................................    20
      Asset Allocation....................................................    20
      Schedule of Investments.............................................    21

Ave Maria Bond Fund:
      Portfolio Manager Commentary........................................    25
      Ten Largest Holdings................................................    26
      Asset Allocation....................................................    26
      Schedule of Investments.............................................    27

Statements of Assets and Liabilities......................................    31

Statements of Operations..................................................    32

Statements of Changes in Net Assets:
   Ave Maria Catholic Values Fund.........................................    33
   Ave Maria Growth Fund..................................................    34
   Ave Maria Rising Dividend Fund.........................................    35
   Ave Maria Opportunity Fund.............................................    36
   Ave Maria Bond Fund....................................................    37

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS (CONTINUED)
================================================================================

Financial Highlights:
   Ave Maria Catholic Values Fund.........................................    38
   Ave Maria Growth Fund..................................................    39
   Ave Maria Rising Dividend Fund.........................................    40
   Ave Maria Opportunity Fund.............................................    41
   Ave Maria Bond Fund - Class I..........................................    42
   Ave Maria Bond Fund - Class R..........................................    43

Notes to Financial Statements.............................................    44

About Your Funds' Expenses................................................    52

Other Information.........................................................    55

Approval of Advisory Agreements...........................................    56


THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE AVE MARIA MUTUAL FUNDS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. TO OBTAIN A COPY OF THE PROSPECTUS, PLEASE VISIT OUR WEBSITE OR CALL 1-888-726-9331 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. THE AVE MARIA MUTUAL FUNDS ARE DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, ARE AVAILABLE AT THE AVE MARIA FUNDS WEBSITE AT WWW.AVEMARIAFUNDS.COM OR BY CALLING 1-888-726-9331.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund had a total return of -9.9% for the six months ending June 30, 2008. The return for the S&P 500 Index was -11.9% and the S&P 400 MidCap Index returned -3.9%.

Since inception on May 1, 2001 the cumulative and annualized returns of the Fund compared to its benchmarks were:

                                         Since 5-01-01 Inception through 6-30-08
                                                      Total Returns
                                          ------------------------------------
                                                  Cumulative    Annualized
                                                  ----------    ----------
  Ave Maria Catholic Values Fund (AVEMX)             61.4%          6.9%
  S&P 500 Index                                      14.8%          2.0%
  S&P 400 MidCap Index                               73.2%          8.0%

The headwinds blowing against the U.S. economy and stock market strengthened over the last six months. Oil prices rose nearly 50% to $140 a barrel and housing prices continued to fall. The Case-Shiller housing price index for the twenty largest cities declined 15% in price year over year. Consumer sentiment is near its lowest point in over forty years (which historically has been a good time to buy stocks!). Loose lending practices have come home to roost for banks and investors involved with risky mortgages, real estate development and leveraged buyouts. The resulting financial turmoil is reverberating through the economy and the markets impacting not only those firms directly involved but also innocent bystanders who have suffered collateral damage. The pervasiveness of the distress is reflected in the stock market returns in the first half of the year. All economic sectors of the market (save energy and materials) experienced negative returns, most of them double digits. The S&P 400 MidCap Index, which was down (only) 3.9% year-to-date, benefited from an energy sector that was up 40%.

The Fund's financial and consumer stocks negatively impacted performance. A few financials, especially Citizens Republic Bancorp, Inc. and Legg Mason, Inc. (investment management) were directly exposed to the turmoil, while others, including Meadowbrook Insurance Group, Inc., were merely caught in the selloff of nearly all financial stocks. The Fund has increased its insurance stock holdings as many are trading at or below book value and remain financially strong. Other stocks that hurt performance were Thor Industries, Inc. (recreational vehicles) and Gentex Corporation (automotive parts). In our opinion, these two excellent companies are victims of high gasoline prices and tighter consumer lending conditions. Importantly, these companies have rock solid financials giving them staying power and the ability to gain market share from weaker competitors. While

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

prospects for immediate upturns in their businesses are remote, their three to five year appreciation potential is substantial. Chico's FAS, Inc., (women's apparel), another poor performer, is still struggling to turn around sales in this tough environment.

On the positive side of the ledger, the Fund's investments in energy stocks, notably Halliburton Company, Patterson-UTI Energy, Inc. and Southwestern Energy Company were each up 40% or more during the first half of 2008. Not all retail stocks faired poorly. Ross Stores, Inc. and Dollar Tree, Inc. were two of the Fund's biggest winners as consumers shopped for better value. Other positive contributions came from Burlington Northern Santa Fe Corporation (railroad) and Trinity Industries, Inc. (capital goods manufacturer).

A number of holdings were eliminated from the Fund this year to improve the quality of the portfolio. First Marblehead Corporation, La-Z-Boy Incorporated and RC2 Corporation were sold due to deteriorating fundamentals. TXCO Resources, Inc., Apollo Group, Inc. and American Science and Engineering, Inc. were sold in favor of new positions with better valuations and growth prospects. Rockwell Collins, Inc. was sold because the company began offering non-marital partner benefits to their employees in violation of the Ave Maria Funds' moral screens.

Significant new purchases in the Fund this year are The Toro Company (landscape equipment), American Eagle Outfitters, Inc. (apparel retail), Alcoa, Inc. (aluminum), Illinois Tool Works, Inc. (industrial manufacturer) and Teradata Corporation (data storage systems). None of these high quality companies violate the Catholic moral screens of the Fund established by the Catholic Advisory Board.

Thanks for your continued commitment to the Fund.

Sincerely,

/s/ George P. Schwartz                           /s/ Gregory R. Heilman, CFA

George P. Schwartz, CFA                          Gregory R. Heilman, CFA
Co-Portfolio Manager                             Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2008 (UNAUDITED)
===========================================================================================
    SHARES   COMPANY                                         MARKET VALUE   % OF NET ASSETS
-------------------------------------------------------------------------------------------
   250,000   Zebra Technologies Corporation - Class A ....   $  8,160,000         4.0%
   450,000   Gentex Corporation ..........................      6,498,000         3.2%
   150,000   Graco, Inc. .................................      5,710,500         2.8%
    65,000   General Dynamics Corporation ................      5,473,000         2.7%
   100,000   Halliburton Company .........................      5,307,000         2.6%
    80,000   ITT Corporation .............................      5,066,400         2.5%
    50,000   Burlington Northern Santa Fe Corporation ....      4,994,500         2.4%
   200,000   Western Union Company (The) .................      4,944,000         2.4%
    75,000   Waters Corporation ..........................      4,837,500         2.3%
    60,000   Lincoln Electric Holdings, Inc. .............      4,722,000         2.3%


ASSET ALLOCATION (UNAUDITED)
================================================================================
SECTOR                                                           % OF NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..........................................      23.2%
Energy ..........................................................       9.6%
Financials ......................................................      10.4%
Health Care .....................................................       8.0%
Industrials .....................................................      24.7%
Information Technology ..........................................      13.1%
Materials .......................................................       3.0%

Cash Equivalents, Other Assets and Liabilities ..................       8.0%
                                                                      ------
                                                                      100.0%
                                                                      ======

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 92.0%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 4.7%
    65,000   General Dynamics Corporation ......................   $  5,473,000
    70,000   United Technologies Corporation ...................      4,319,000
                                                                   ------------
                                                                      9,792,000
                                                                   ------------
             AUTO COMPONENTS -- 4.5%
   450,000   Gentex Corporation ................................      6,498,000
   100,000   Johnson Controls, Inc. ............................      2,868,000
                                                                   ------------
                                                                      9,366,000
                                                                   ------------
             AUTOMOBILES -- 3.7%
   100,000   Harley-Davidson, Inc. .............................      3,626,000
   185,000   Thor Industries, Inc. .............................      3,933,100
                                                                   ------------
                                                                      7,559,100
                                                                   ------------
             BUILDING PRODUCTS -- 0.8%
    65,000   Simpson Manufacturing Company, Inc. ...............      1,543,100
                                                                   ------------

             CAPITAL MARKETS -- 1.7%
    80,000   Legg Mason, Inc. ..................................      3,485,600
                                                                   ------------

             CHEMICALS -- 2.0%
    90,000   Balchem Corporation ...............................      2,081,700
   100,000   RPM International Inc. ............................      2,060,000
                                                                   ------------
                                                                      4,141,700
                                                                   ------------
             COMMERCIAL BANKS -- 0.8%
   125,000   Citizens Republic Bancorp, Inc. ...................        352,500
   150,000   Synovus Financial Corporation .....................      1,309,500
                                                                   ------------
                                                                      1,662,000
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 0.5%
    10,000   Manpower, Inc. ....................................        582,400
    10,000   Stericycle, Inc. * ................................        517,000
                                                                   ------------
                                                                      1,099,400
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 1.8%
   155,000   ADTRAN, Inc. ......................................      3,695,200
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 2.9%
    70,000   Logitech International S.A. * .....................      1,876,000
    50,000   Stratasys, Inc. * .................................        923,000
   135,000   Teradata Corporation * ............................      3,123,900
                                                                   ------------
                                                                      5,922,900
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 92.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING -- 1.6%
    45,000   Foster Wheeler, Ltd. * ............................   $  3,291,750
                                                                   ------------

             DISTRIBUTORS -- 1.9%
   100,000   Genuine Parts Company .............................      3,968,000
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 2.0%
   120,000   Belden Inc. .......................................      4,065,600
                                                                   ------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
    45,000   Arrow Electronics, Inc. * .........................      1,382,400
    10,000   Mettler-Toledo International Inc. * ...............        948,600
    20,000   MTS Systems Corporation ...........................        717,600
    40,000   Rofin-Sinar Technologies, Inc. * ..................      1,208,000
                                                                   ------------
                                                                      4,256,600
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 6.6%
   100,000   Halliburton Company ...............................      5,307,000
   270,000   ION Geophysical Corporation * .....................      4,711,500
   100,000   Patterson-UTI Energy, Inc. ........................      3,604,000
                                                                   ------------
                                                                     13,622,500
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.7%
    30,000   Beckman Coulter, Inc. .............................      2,025,900
   100,000   Kinetic Concepts, Inc. * ..........................      3,991,000
   110,000   Neogen Corporation * ..............................      2,517,900
    50,000   Stryker Corporation ...............................      3,144,000
                                                                   ------------
                                                                     11,678,800
                                                                   ------------
             HOUSEHOLD DURABLES -- 2.8%
    75,000   Champion Enterprises, Inc. * ......................        438,750
   250,000   Craftmade International, Inc. .....................      1,627,500
   125,000   Lifetime Brands, Inc. .............................      1,018,750
   130,000   Pulte Homes, Inc. .................................      1,251,900
    70,000   Ryland Group, Inc. (The) ..........................      1,526,700
                                                                   ------------
                                                                      5,863,600
                                                                   ------------
             INSURANCE -- 7.1%
     2,500   Alleghany Corporation * ...........................        830,125
   101,800   American Safety Insurance Holdings, Ltd. * ........      1,463,884
    40,000   Everest Re Group, Ltd. ............................      3,188,400
    50,000   Hanover Insurance Group, Inc. (The) ...............      2,125,000
   875,000   Meadowbrook Insurance Group, Inc. .................      4,637,500
   282,945   Unico American Corporation * ......................      2,461,622
                                                                   ------------
                                                                     14,706,531
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 92.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             IT SERVICES -- 2.4%
   200,000   Western Union Company (The) .......................   $  4,944,000
                                                                   ------------

             LEISURE EQUIPMENT & PRODUCTS -- 0.8%
   160,000   Brunswick Corporation .............................      1,696,000
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES -- 2.3%
    75,000   Waters Corporation * ..............................      4,837,500
                                                                   ------------

             MACHINERY -- 12.7%
    40,000   Caterpillar Inc. ..................................      2,952,800
   150,000   Graco, Inc. .......................................      5,710,500
    50,000   Illinois Tool Works, Inc. .........................      2,375,500
    80,000   ITT Corporation ...................................      5,066,400
    60,000   Lincoln Electric Holdings, Inc. ...................      4,722,000
    55,000   Toro Company (The) ................................      1,829,850
   100,000   Trinity Industries, Inc. ..........................      3,469,000
                                                                   ------------
                                                                     26,126,050
                                                                   ------------
             METALS & MINING -- 1.0%
    60,000   Alcoa, Inc. .......................................      2,137,200
                                                                   ------------

             MULTI-LINE RETAIL -- 1.1%
    70,000   Dollar Tree, Inc. * ...............................      2,288,300
                                                                   ------------

             OFFICE ELECTRONICS -- 4.0%
   250,000   Zebra Technologies Corporation - Class A * ........      8,160,000
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 3.0%
     5,000   ConocoPhillips ....................................        471,950
    20,000   Exxon Mobil Corporation ...........................      1,762,600
    75,000   Frontier Oil Corporation ..........................      1,793,250
    30,000   Southwestern Energy Company * .....................      1,428,300
    10,000   XTO Energy Inc. ...................................        685,100
                                                                   ------------
                                                                      6,141,200
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
    50,000   HCP, Inc. .........................................      1,590,500
                                                                   ------------

             ROAD & RAIL -- 2.4%
    50,000   Burlington Northern Santa Fe Corporation ..........      4,994,500
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 92.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             SPECIALTY RETAIL -- 7.1%
   135,000   American Eagle Outfitters, Inc. ...................   $  1,840,050
   105,000   Bed Bath & Beyond Inc. * ..........................      2,950,500
   600,000   Chico's FAS, Inc. * ...............................      3,222,000
    90,000   Ross Stores, Inc. .................................      3,196,800
    75,000   Sherwin-Williams Company (The) ....................      3,444,750
                                                                   ------------
                                                                     14,654,100
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
    35,000   VF Corporation ....................................      2,491,300
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $188,249,067) ...........   $189,781,031
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 8.7%                              MARKET VALUE
--------------------------------------------------------------------------------
 9,913,267   Federated Government Obligations
               Tax-Managed Fund - Institutional Shares, 2.156%(a)  $  9,913,267
 8,017,605   Federated Treasury Obligations Fund -
               Institutional Shares, 1.920%(a) .................      8,017,605
                                                                   ------------

             TOTAL CASH EQUIVALENTS (Cost $17,930,872) .........   $ 17,930,872
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.7%
             (Cost $206,179,939) ...............................   $207,711,903

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%) ...     (1,450,494)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $206,261,409
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

For the first six months of 2008, the Ave Maria Growth Fund had a total return of -9.2% compared with -11.9% for S&P 500 Index (the "Index"). For the three years ended June 30, 2008, the Fund's total return was 7.6% annualized compared with 4.4% for the Index; and, for the five years then ended, the Fund returned 10.6% annualized compared with 7.6% for the Index. Since inception (May 1,
2003), the Fund's total return was 11.6% annualized compared with 8.7% annualized for the Index.

The top five performing securities in the Ave Maria Growth Fund for the first six months of 2008 were:

   Ross Stores, Inc. (Apparel Retail)                                     +39.8%
   XTO Energy, Inc. (Oil & Gas Exploration & Marketing)                   +35.8%
   Landstar System, Inc. (Trucking)                                       +31.2%
   Occidental Petroleum Corporation (Integrated Oil & Gas)                +17.4%
   Accenture Ltd. (IT Consulting & Other Services)                        +16.8%

The bottom five performing securities were:

   Frontier Oil Corporation (Oil Refining & Marketing)                    -41.6%
   Toro Company (The) (Turf Maintenance Equipment & Services)             -38.4%
   Waters Corporation (Analytical Instruments) (sold during the period)   -32.0%
   SEI Investments Company (Asset Management Services)                    -25.6%
   Brown & Brown, Inc. (Insurance Brokerage)                              -25.4%

Your  Fund is well  diversified  among  eight out of  eleven  economic  sectors:
Consumer Staples 6.5%, Consumer Cyclicals 11.9%, Financial 7.2%, Transportation 5.3%, Energy 13.9%, Capital Goods 32.3%, Technology 8.4%, and Health Care 14.5%.

Respectfully,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2008 (UNAUDITED)
===========================================================================================
    SHARES   COMPANY                                         MARKET VALUE   % OF NET ASSETS
-------------------------------------------------------------------------------------------
    67,625   XTO Energy, Inc. ............................   $  4,632,989         4.2%
    88,800   Varian Medical Systems, Inc. ................      4,604,280         4.2%
    48,800   Occidental Petroleum Corporation ............      4,385,168         4.0%
    67,700   ITT Corporation .............................      4,287,441         3.9%
    55,000   Danaher Corporation .........................      4,251,500         3.8%
    47,800   C.R. Bard, Inc. .............................      4,204,010         3.8%
   102,900   Accenture Ltd. - Class A ....................      4,190,088         3.8%
    38,100   Alliant Techsystems, Inc. ...................      3,874,008         3.5%
   100,200   Graco, Inc. .................................      3,814,614         3.4%
    79,900   AMETEK, Inc. ................................      3,772,878         3.4%


ASSET ALLOCATION (UNAUDITED)
================================================================================
SECTOR                                                          % OF NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..........................................      11.8%
Consumer Staples ................................................       6.5%
Energy ..........................................................      13.8%
Financials ......................................................       5.9%
Health Care .....................................................      17.8%
Industrials .....................................................      34.8%
Information Technology ..........................................       9.0%

Cash Equivalents, Other Assets and Liabilities ..................       0.4%
                                                                      ------
                                                                      100.0%
                                                                      ======

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 99.6%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 5.7%
    38,100   Alliant Techsystems, Inc. * .......................   $  3,874,008
    29,200   General Dynamics Corporation ......................      2,458,640
                                                                   ------------
                                                                      6,332,648
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 1.9%
    49,100   Expeditors International of Washington, Inc. ......      2,111,300
                                                                   ------------

             AUTO COMPONENTS -- 2.1%
    81,900   Johnson Controls, Inc. ............................      2,348,892
                                                                   ------------

             AUTOMOBILES -- 1.7%
    51,300   Harley-Davidson, Inc. .............................      1,860,138
                                                                   ------------

             CAPITAL MARKETS -- 3.3%
   157,900   SEI Investments Company ...........................      3,713,808
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES -- 2.7%
   201,000   Rollins, Inc. .....................................      2,978,820
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 3.4%
    79,900   AMETEK, Inc. ......................................      3,772,878
                                                                   ------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.9%
    30,000   Amphenol Corporation ..............................      1,346,400
    31,900   Mettler-Toledo International Inc. * ...............      3,026,034
                                                                   ------------
                                                                      4,372,434
                                                                   ------------
             FOOD PRODUCTS -- 6.5%
    76,600   Kellogg Company ...................................      3,678,332
    98,300   McCormick & Company, Inc. .........................      3,505,378
                                                                   ------------
                                                                      7,183,710
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 12.9%
    29,300   Beckman Coulter, Inc. .............................      1,978,629
    47,800   C. R. Bard, Inc. ..................................      4,204,010
    56,800   Stryker Corporation ...............................      3,571,584
    88,800   Varian Medical Systems, Inc. * ....................      4,604,280
                                                                   ------------
                                                                     14,358,503
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.5%
    55,500   Patterson Companies, Inc. * .......................      1,631,145
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.6% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             HOUSEHOLD DURABLES -- 1.8%
    34,000   Black & Decker Corporation (The) ..................   $  1,955,340
                                                                   ------------

             INSURANCE -- 2.5%
   160,200   Brown & Brown, Inc. ...............................      2,785,878
                                                                   ------------

             IT SERVICES -- 3.8%
   102,900   Accenture Ltd. - Class A ..........................      4,190,088
                                                                   ------------

             LEISURE EQUIPMENT & PRODUCTS -- 1.4%
    38,200   Polaris Industries, Inc. ..........................      1,542,516
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES -- 3.3%
    55,700   Dionex Corporation * ..............................      3,696,809
                                                                   ------------

             MACHINERY -- 17.8%
    61,800   CLARCOR, Inc. .....................................      2,169,180
    55,000   Danaher Corporation ...............................      4,251,500
    61,400   Donaldson Company, Inc. ...........................      2,740,896
   100,200   Graco, Inc. .......................................      3,814,614
    67,700   ITT Corporation ...................................      4,287,441
    72,900   Toro Company (The) ................................      2,425,383
                                                                   ------------
                                                                     19,689,014
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 13.8%
    40,000   Exxon Mobil Corporation ...........................      3,525,200
   115,900   Frontier Oil Corporation ..........................      2,771,169
    48,800   Occidental Petroleum Corporation ..................      4,385,168
    67,625   XTO Energy, Inc. ..................................      4,632,989
                                                                   ------------
                                                                     15,314,526
                                                                   ------------
             ROAD & RAIL -- 3.4%
    67,500   Landstar System, Inc. .............................      3,727,350
                                                                   ------------

             SOFTWARE -- 1.3%
    25,950   FactSet Research Systems, Inc. ....................      1,462,542
                                                                   ------------

             SPECIALTY RETAIL -- 3.0%
    60,100   Bed Bath & Beyond Inc. * ..........................      1,688,810
    46,300   Ross Stores, Inc. .................................      1,644,576
                                                                   ------------
                                                                      3,333,386
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
    72,000   Coach, Inc. * .....................................      2,079,360
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $100,228,705) ...........   $110,441,085
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 0.5%                              MARKET VALUE
--------------------------------------------------------------------------------
   586,782   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares, 2.156%(a)
               (Cost $586,782) .................................   $    586,782
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.1%
             (Cost $100,815,487) ...............................   $111,027,867

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...       (136,442)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $110,891,425
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

For the six months ended June 30, 2008, the Ave Maria Rising Dividend Fund had a total return of -6.1%. That compared favorably with those of the Standard & Poors Dividend Aristocrat Index, -10.8%, and the Standard & Poors 500 Index, -11.9%.

The equity markets so far in 2008 have been dominated by growing evidence of recession and continuing asset write-downs within the financial sector. Stock price declines have been widespread, with only two economic sectors, energy and materials, showing gains. All other sectors were down significantly, with many showing double-digit declines.

Within the Ave Maria Rising Dividend portfolio, companies making the greatest positive contributions to performance were CSX Corporation up +42.8%, Halliburton Company +40.0%, Ross Stores, Inc. +38.9%, Diebold, Incorporated +29.8%, and Burlington Northern Santa Fe Corporation +20.0%. The greatest negatives came from The Scotts Miracle-Gro Company down -53.0%, HNI Corporation -49.6%, Legg Mason, Inc. -40.4%, Harley-Davidson, Inc. -22.4%, and R.R. Donnelley & Sons Company -21.3%.

While the economic news has been predominantly negative in recent months, it is encouraging to note that of the 45 companies represented in the portfolio as of June 30th, 20 raised their dividend during the first six months of the year. We expect many others will increase their dividend during the second half of the year. Given all of the economic turmoil, this is remarkable. Then again, these companies were selected in part for their record of having raised dividends during both good and bad economic periods. Their individual decisions to continue raising dividends in the face of general economic weakness reflects their sound financial footings and a confidence in their future. We share that confidence.

Sincerely,

/s/ George P. Schwartz                      /s/ Richard L. Platte, Jr.

George P. Schwartz, CFA                     Richard L. Platte, Jr., CFA
Co-Portfolio Manager                        Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2008 (UNAUDITED)
===========================================================================================
    SHARES   COMPANY                                         MARKET VALUE   % OF NET ASSETS
-------------------------------------------------------------------------------------------
    65,000   Halliburton Company .........................   $  3,449,550         4.6%
    97,000   Ross Stores, Inc. ...........................      3,445,440         4.6%
    75,000   Waste Management, Inc. ......................      2,828,250         3.8%
   130,000   RPM International Inc. ......................      2,678,000         3.6%
    37,000   Laboratory Corporation
               of America Holdings .......................      2,576,310         3.4%
    65,000   Graco, Inc. .................................      2,474,550         3.3%
    22,500   Burlington Northern Santa Fe Corporation ....      2,247,525         3.0%
    70,000   R.R. Donnelley & Sons Company ...............      2,078,300         2.8%
    60,000   Hormel Foods Corporation ....................      2,076,600         2.8%
    33,000   Stryker Corporation .........................      2,075,040         2.8%


ASSET ALLOCATION (UNAUDITED)
================================================================================
SECTOR                                                          % OF NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..........................................      22.6%
Consumer Staples ................................................       7.6%
Energy ..........................................................       8.9%
Financials ......................................................      11.1%
Health Care .....................................................       9.1%
Industrials .....................................................      27.1%
Information Technology ..........................................       2.1%
Materials .......................................................       4.7%

Cash Equivalents, Other Assets and Liabilities ..................       6.8%
                                                                      ------
                                                                      100.0%
                                                                      ======

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 93.2%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 4.5%
    18,000   General Dynamics Corporation ......................   $  1,515,600
    30,000   United Technologies Corporation ...................      1,851,000
                                                                   ------------
                                                                      3,366,600
                                                                   ------------
             AUTO COMPONENTS -- 3.9%
   100,000   Gentex Corporation ................................      1,444,000
    50,000   Johnson Controls, Inc. ............................      1,434,000
                                                                   ------------
                                                                      2,878,000
                                                                   ------------
             AUTOMOBILES -- 2.4%
    50,000   Harley-Davidson, Inc. .............................      1,813,000
                                                                   ------------

             CAPITAL MARKETS -- 2.0%
    35,000   Legg Mason, Inc. ..................................      1,524,950
                                                                   ------------

             CHEMICALS -- 4.8%
     2,000   Ecolab, Inc. ......................................         85,980
   130,000   RPM International Inc. ............................      2,678,000
    45,000   Scotts Miracle-Gro Company - Class A (The) ........        790,650
                                                                   ------------
                                                                      3,554,630
                                                                   ------------
             COMMERCIAL BANKS -- 4.4%
    50,000   BB&T Corporation ..................................      1,138,500
   130,000   Synovus Financial Corporation .....................      1,134,900
    25,000   TCF Financial Corporation .........................        300,750
    30,000   United Bankshares, Inc. ...........................        688,500
                                                                   ------------
                                                                      3,262,650
                                                                   ------------
             COMMERICAL SERVICES & SUPPLIES -- 7.9%
    55,000   HNI Corporation ...................................        971,300
    70,000   R.R. Donnelley & Sons Company .....................      2,078,300
    75,000   Waste Management, Inc. ............................      2,828,250
                                                                   ------------
                                                                      5,877,850
                                                                   ------------
             DISTRIBUTORS -- 1.6%
    30,000   Genuine Parts Company .............................      1,190,400
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 6.8%
    65,000   Halliburton Company ...............................      3,449,550
    15,000   Schlumberger Limited ..............................      1,611,450
                                                                   ------------
                                                                      5,061,000
                                                                   ------------
             FOOD & STAPLES RETAILING -- 2.2%
    60,000   Sysco Corporation .................................      1,650,600
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 93.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             FOOD PRODUCTS -- 5.4%
    60,000   Hormel Foods Corporation ..........................   $  2,076,600
    40,000   Kellogg Company ...................................      1,920,800
                                                                   ------------
                                                                      3,997,400
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.6%
    13,500   Beckman Coulter, Inc. .............................        911,655
    15,000   Becton, Dickinson & Company .......................      1,219,500
    33,000   Stryker Corporation ...............................      2,075,040
                                                                   ------------
                                                                      4,206,195
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 3.4%
    37,000   Laboratory Corporation of America Holdings * ......      2,576,310
                                                                   ------------

             HOUSEHOLD DURABLES -- 3.1%
    70,000   Leggett & Platt, Inc. .............................      1,173,900
    25,000   Stanley Works (The) ...............................      1,120,750
                                                                   ------------
                                                                      2,294,650
                                                                   ------------
             INDUSTRIAL CONGLOMERATES -- 1.1%
    25,000   Raven Industries, Inc. ............................        819,500
                                                                   ------------

             INSURANCE -- 4.7%
    30,000   Mercury General Corporation .......................      1,401,600
    30,000   PartnerRe Ltd. ....................................      2,073,900
                                                                   ------------
                                                                      3,475,500
                                                                   ------------
             IT SERVICES -- 2.1%
    50,000   Paychex, Inc. .....................................      1,564,000
                                                                   ------------

             MACHINERY -- 5.8%
    25,000   Caterpillar Inc. ..................................      1,845,500
    65,000   Graco, Inc. .......................................      2,474,550
                                                                   ------------
                                                                      4,320,050
                                                                   ------------
             MEDIA -- 0.9%
    25,000   Meredith Corporation ..............................        707,250
                                                                   ------------

             MULTI-LINE RETAIL -- 1.6%
    60,000   Family Dollar Stores, Inc. ........................      1,196,400
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 2.1%
    18,000   Exxon Mobil Corporation ...........................      1,586,340
                                                                   ------------

             ROAD & RAIL -- 6.5%
    22,500   Burlington Northern Santa Fe Corporation ..........      2,247,525
    17,000   CSX Corporation ...................................      1,067,770
    25,000   Norfolk Southern Corporation ......................      1,566,750
                                                                   ------------
                                                                      4,882,045
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 93.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             SPECIALTY RETAIL -- 7.7%
    50,000   Cato Corporation - Class A (The) ..................   $    712,000
    97,000   Ross Stores, Inc. .................................      3,445,440
    35,000   Sherwin-Williams Company (The) ....................      1,607,550
                                                                   ------------
                                                                      5,764,990
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
    15,000   VF Corporation ....................................      1,067,700
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS -- 1.3%
    12,000   W.W. Grainger, Inc. ...............................        981,600
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $73,895,332) ............   $ 69,619,610
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 7.0%                              MARKET VALUE
--------------------------------------------------------------------------------
 3,624,165   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares, 2.156%(a) ..........   $  3,624,165
 1,599,207   Federated Treasury Obligations Fund -
               Institutional Shares, 1.920%(a) .................      1,599,207
                                                                   ------------

             TOTAL CASH EQUIVALENTS (Cost $5,223,372) ..........   $  5,223,372
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.2%
             (Cost $79,118,704) ................................   $ 74,842,982

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...       (143,974)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 74,699,008
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareowner:

For the first six months of 2008, the Ave Maria Opportunity Fund had a total return of -9.2% compared to -9.4% for the Russell 2000 Index and -7.1% for the S&P 600 Index. Since the start of the year, the Fund's best performing stocks included Patterson-UTI Energy, Inc. (oil & gas drilling), Sun Hydraulics Corporation (hydraulic cartridge valves), Ross Stores, Inc. (discount retailing), and ADTRAN, Inc. (telecommunications equipment). Underperforming stocks included Rimage Corporation (optical storage equipment), Meadowbrook Insurance Group, Inc. (specialty insurance), HNI Corporation (office furniture), and Kinetic Concepts, Inc. (medical technology & equipment).

The Fund's performance continues to be negatively impacted by its exposure to consumer and financial related securities. These two sectors have been hammered by a perfect financial storm, stemming from consumers' rising food and energy costs, plummeting home prices, stagnant wages, and increasing joblessness. Several of our holdings which appeared undervalued as the year began, have become even more undervalued by our analysis. In a few cases, where the company's business has deteriorated (as opposed to the stock price merely going down), we've cut our losses and liquidated the position. In other cases, where the underlying business fundamentals remain intact, and the recovery potential great, we've increased our position. In the process, the Fund is being repositioned, with a greater emphasis on higher quality, lower risk, and somewhat larger capitalization companies.

While not much fun in the short term, the recent stock market decline has created the potential for out-sized long-term gains for patient investors with the necessary fortitude to ride out the storm. A stock's price can change a lot faster than the underlying business value. In a down market, the gap between a security's price and its intrinsic value may widen. This widened spread between price and value may result in a higher expected future rate of return. We've identified several companies where this phenomenon appears to be taking place. These new portfolio holdings include Arrow Electronics, Inc. (technology distribution), The Black & Decker Corporation (power tools & accessories), Manpower, Inc. (staffing & outsourcing services), The Scotts Miracle-Gro Company (agricultural chemicals), and Thomas & Betts Corporation (electrical equipment). In our opinion, these companies have wonderful businesses, are leaders in their respective industries, have solid balance sheets, excellent long-term track records, and capable managements. Most importantly, their stock prices have been pounded in recent

AVE MARIA OPPORTUNITY FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

months and currently represent what we believe to be an exceptional entrance point for value investors. These stocks, along with many others in the portfolio, should provide excellent long-term results for shareholders.

Thank you for your interest and investment in the Ave Maria Opportunity Fund.

With best regards,

/s/ Timothy S. Schwartz

Timothy S. Schwartz, CFA
Portfolio Manager

AVE MARIA OPPORTUNITY FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2008 (UNAUDITED)
===========================================================================================
    SHARES   COMPANY                                         MARKET VALUE   % OF NET ASSETS
-------------------------------------------------------------------------------------------
    13,000   MTS Systems Corporation .....................   $    466,440         3.7%
    10,000   Patterson-UTI Energy, Inc. ..................        360,400         2.9%
    11,700   Arrow Electronics, Inc. .....................        359,424         2.9%
    20,000   Scotts Miracle-Gro
               Company - Class A (The) ...................        351,400         2.8%
    65,000   Meadowbrook Insurance Group, Inc. ...........        344,500         2.7%
    14,000   Teradata Corporation ........................        323,960         2.6%
     7,000   Kinetic Concepts, Inc. ......................        279,370         2.2%
    15,000   ION Geophysical Corporation .................        261,750         2.1%
       700   Markel Corporation ..........................        256,900         2.0%
     6,000   Holly Corporation ...........................        221,520         1.8%


ASSET ALLOCATION (UNAUDITED)
================================================================================
SECTOR                                                           % OF NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..........................................      12.9%
Energy ..........................................................       7.1%
Financials ......................................................       9.0%
Health Care .....................................................       2.8%
Industrials .....................................................      16.0%
Information Technology ..........................................      22.6%
Materials .......................................................       3.4%

Cash Equivalents, Other Assets and Liabilities ..................      26.2%
                                                                      ------
                                                                      100.0%
                                                                      ======

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 73.8%                                MARKET VALUE
--------------------------------------------------------------------------------
             AUTO COMPONENTS -- 1.2%
    10,000   Gentex Corporation ................................   $    144,400
                                                                   ------------

             AUTOMOBILES -- 3.7%
     6,000   Harley-Davidson, Inc. .............................        217,560
     5,000   Thor Industries, Inc. .............................        106,300
    13,500   Winnebago Industries, Inc. ........................        137,565
                                                                   ------------
                                                                        461,425
                                                                   ------------
             CHEMICALS -- 3.4%
     4,000   RPM International Inc. ............................         82,400
    20,000   Scotts Miracle-Gro Company - Class A (The) ........        351,400
                                                                   ------------
                                                                        433,800
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 5.9%
    10,000   Courier Corporation ...............................        200,800
    10,000   HNI Corporation ...................................        176,600
     3,000   Manpower, Inc. ....................................        174,720
    44,350   Sparton Corporation * .............................        186,270
                                                                   ------------
                                                                        738,390
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 1.7%
     1,000   ADTRAN, Inc. ......................................         23,840
     3,700   Harris Corporation ................................        186,813
                                                                   ------------
                                                                        210,653
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 5.2%
     4,000   Logitech International S.A. * .....................        107,200
    17,800   Rimage Corporation * ..............................        220,542
    14,000   Teradata Corporation * ............................        323,960
                                                                   ------------
                                                                        651,702
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 2.7%
     4,200   AZZ, Inc. * .......................................        167,580
     3,000   Belden, Inc. ......................................        101,640
     2,000   Thomas & Betts Corporation * ......................         75,700
                                                                   ------------
                                                                        344,920
                                                                   ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 10.6%
    11,700   Arrow Electronics, Inc. * .........................        359,424
     8,800   Ingram Micro Inc. * ...............................        156,200
    13,000   MTS Systems Corporation ...........................        466,440
     5,500   Rofin-Sinar Technologies, Inc. * ..................        166,100
     7,000   ScanSource, Inc. * ................................        187,320
                                                                   ------------
                                                                      1,335,484
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 4.9%
    15,000   ION Geophysical Corporation * .....................        261,750
    10,000   Patterson-UTI Energy, Inc. ........................        360,400
                                                                   ------------
                                                                        622,150
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 73.8% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
     7,000   Kinetic Concepts, Inc. * ..........................   $    279,370
                                                                   ------------

             HOUSEHOLD DURABLES -- 0.9%
     2,000   Black & Decker Corporation (The) ..................        115,020
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 1.0%
     4,000   Raven Industries, Inc. ............................        131,120
                                                                   ------------

             INSURANCE -- 8.2%
       492   Alleghany Corporation * ...........................        163,369
    10,200   Brown & Brown, Inc. ...............................        177,378
       700   Markel Corporation * ..............................        256,900
    65,000   Meadowbrook Insurance Group, Inc. .................        344,500
       200   White Mountains Insurance Group Ltd. ..............         85,800
                                                                   ------------
                                                                      1,027,947
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 1.1%
    23,200   RADVision Ltd. * ..................................        141,288
                                                                   ------------

             IT SERVICES -- 1.0%
     6,000   Broadridge Financial Solutions, Inc. ..............        126,300
                                                                   ------------

             MACHINERY -- 5.1%
     2,000   American Railcar Industries, Inc. .................         33,560
     1,900   Lincoln Electric Holdings, Inc. ...................        149,530
     5,000   Sun Hydraulics Corporation ........................        161,350
     4,500   Toro Company (The) ................................        149,715
     4,400   Trinity Industries, Inc. ..........................        152,636
                                                                   ------------
                                                                        646,791
                                                                   ------------
             MARINE -- 0.4%
     1,200   Alexander & Baldwin, Inc. .........................         54,660
                                                                   ------------

             MEDIA -- 1.8%
    10,000   Harte-Hanks, Inc. .................................        114,500
     4,000   Meredith Corporation ..............................        113,160
                                                                   ------------
                                                                        227,660
                                                                   ------------
             MULTI-LINE RETAIL -- 1.1%
     4,200   Dollar Tree, Inc. * ...............................        137,298
                                                                   ------------

             OFFICE ELECTRONICS -- 1.3%
     5,000   Zebra Technologies Corporation - Class A * ........        163,200
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 73.8% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS -- 2.1%
     2,000   Frontier Oil Corporation ..........................   $     47,820
     6,000   Holly Corporation .................................        221,520
                                                                   ------------
                                                                        269,340
                                                                   ------------
             PHARMACEUTICALS -- 0.6%
     3,000   Endo Pharmaceuticals Holdings, Inc. * .............         72,570
                                                                   ------------

             SEMICONDUCTORS &
             SEMICONDUCTOR EQUIPMENT -- 1.7%
     3,000   Analog Devices, Inc. ..............................         95,310
     6,000   National Semiconductor Corporation ................        123,240
                                                                   ------------
                                                                        218,550
                                                                   ------------
             SPECIALTY RETAIL -- 2.7%
    15,000   Chico's FAS, Inc. * ...............................         80,550
     6,000   Foot Locker, Inc. .................................         74,700
     3,500   Ross Stores, Inc. .................................        124,320
     1,300   Sherwin-Williams Company (The) ....................         59,709
                                                                   ------------
                                                                        339,279
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
     2,300   Columbia Sportswear Company .......................         84,525
     4,200   Hanesbrands, Inc. * ...............................        113,988
                                                                   ------------
                                                                        198,513
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE -- 0.9%
    12,400   Westfield Financial, Inc. .........................        112,220
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS -- 0.8%
     4,000   Applied Industrial Technologies, Inc. .............         96,680
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $9,484,106) .............   $  9,300,730
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 14.3%                             MARKET VALUE
--------------------------------------------------------------------------------
   602,149   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares, 2.156%(a) ..........   $    602,149
   602,149   Federated Treasury Obligations Fund -
               Institutional Shares, 1.920%(a) .................        602,149
   602,149   Federated U.S. Treasury Cash Reserve Fund -
               Institutional Shares, 1.465%(a) .................        602,149
                                                                   ------------

             TOTAL CASH EQUIVALENTS (Cost $1,806,447) ..........   $  1,806,447
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (b) -- 14.7%                    MARKET VALUE
--------------------------------------------------------------------------------
$1,850,003   U.S. Bank N.A., 1.250%, dated 06/30/08, due 07/01/08
               repurchase proceeds: $1,850,067 (Cost $1,850,003)   $  1,850,003
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 102.8%
             (Cost $13,140,556) ................................   $ 12,957,180

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.8%) ...       (350,199)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 12,606,981
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

(b) Repurchase agreement is fully collateralized by $1,850,003 FGCI Pool # 99430, 4.50%, due 09/01/2018. The aggregate market value of the collateral at June 30, 2008 was $1,887,237.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

For the six months ended June 30, 2008, the Ave Maria Bond Fund (Class R) had a total return of +0.3% compared with a return of +1.4% for the Lehman Brothers Intermediate U.S. Government/Credit Index.

U.S. credit markets continue to be roiled by fallout from the sub-prime mortgage and housing collapse. Virtually all sectors of the credit market have been affected to one degree or another. Credit spreads, the premium investors receive for assuming higher levels of credit risk, have widened out significantly in response to these difficulties. With economic growth continuing to slow, the Fed has continued its accommodative monetary policy. The result has been lower short-term interest rates.

Performance of the Fund during the six-month period was impacted by a number of factors. Overall, our equity holdings were a modest negative on performance. Nevertheless, the two greatest individual contributions to positive performance came from the common stocks of Diebold, Incorporated up 49.1% and Ross Stores, Inc. +38.9%. Beyond that, our commitment to high-quality Treasuries and Treasury Inflation Protected Securities (TIPS) made meaningful positive contributions. Our commitment to high quality fixed income securities has paid off.

Negatively impacting performance during the period were Newell Rubbermaid Inc. down 35.1%, Pinnacle West Capital Corporation -27.4%, and BB&T Corporation -25.8%. We continue to expect equities to be strongly additive to long-term returns.

Sincerely,

/s/ Richard L. Platte, Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS*
JUNE 30, 2008 (UNAUDITED)
===========================================================================================
 PAR VALUE   HOLDING                                         MARKET VALUE   % OF NET ASSETS
-------------------------------------------------------------------------------------------
$2,000,000   U.S. Treasury Note, 3.875%, due 05/15/18        $  1,983,282         3.8%
 1,500,000   Private Export Funding Corporation,
               5.685%, due 05/15/12                             1,591,286         3.1%
 1,500,000   U.S. Treasury Note, 4.375%, due 08/15/12           1,571,367         3.0%
 1,500,000   U.S. Treasury Note, 4.250%, due 10/15/10           1,553,086         3.0%
 1,063,520   U.S. Treasury Inflation-Protection Note,
               2.500%, due 07/15/16                             1,162,062         2.3%
 1,036,300   U.S. Treasury Inflation-Protection Note,
               2.625%, due 07/15/17                             1,144,625         2.2%
 1,000,000   ConocoPhillips, 8.750%, due 05/25/10               1,088,250         2.1%
 1,000,000   Praxair, Inc., 6.375%, due 04/01/12                1,058,364         2.1%
 1,000,000   United Technologies Corporation,
               6.350%, due 03/01/11                             1,052,243         2.0%
 1,000,000   Kellogg Company, 6.600%, due 04/01/11              1,052,098         2.0%

*     Excludes cash equivalents.


ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                 % OF NET ASSETS
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasuries .................................................      16.4%
U.S. Government Agencies ........................................      13.9%

CORPORATE BONDS
SECTOR
------
Consumer Products ...............................................       7.8%
Finance .........................................................       5.6%
Food & Tobacco ..................................................       3.3%
Industrials .....................................................      22.8%
Utilities .......................................................       5.9%

COMMON STOCKS
SECTOR
------
Consumer Discretionary ..........................................       4.8%
Consumer Staples ................................................       1.4%
Financials ......................................................       3.1%
Industrials .....................................................       1.6%
Information Technology ..........................................       0.7%
Materials .......................................................       1.6%
Utilities .......................................................       2.9%

Cash Equivalents, Other Assets and Liabilities ..................       8.2%
                                                                      ------
                                                                      100.0%
                                                                      ======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================
             U.S. GOVERNMENT AND
 PAR VALUE   AGENCY OBLIGATIONS -- 30.3%                           MARKET VALUE
--------------------------------------------------------------------------------
             U.S. TREASURIES -- 16.4%
$1,000,000   U.S. Treasury Note, 3.375%, due 10/15/09 ..........   $  1,013,516
 1,500,000   U.S. Treasury Note, 4.250%, due 10/15/10 ..........      1,553,086
 1,500,000   U.S. Treasury Note, 4.375%, due 08/15/12 ..........      1,571,367
 2,000,000   U.S. Treasury Note, 3.875%, due 05/15/18 ..........      1,983,282
 1,063,520   U.S. Treasury Inflation-Protection Note, 2.500%,
               due 07/15/16 ....................................      1,162,062
 1,036,300   U.S. Treasury Inflation-Protection Note, 2.625%,
               due 07/15/17 ....................................      1,144,625
                                                                   ------------
                                                                      8,427,938
                                                                   ------------
             U.S. GOVERNMENT AGENCIES -- 13.9%
 1,000,000   Federal Farm Credit Bank, 4.480%, due 08/24/12 ....      1,019,044
 1,000,000   Federal Farm Credit Bank, 4.600%, due 12/27/12 ....      1,022,023
 1,000,000   Federal Farm Credit Bank, 4.500%, due 01/22/15 ....      1,006,431
   500,000   Federal Home Loan Bank, 3.375%, due 07/21/08 ......        500,283
 1,000,000   Federal Home Loan Bank, 5.000%, due 09/01/10 ......      1,035,048
 1,000,000   Federal Home Loan Bank, 5.815%, due 08/21/13 ......      1,003,950
 1,500,000   Private Export Funding Corporation, 5.685%,
               due 05/15/12 ....................................      1,591,286
                                                                   ------------
                                                                      7,178,065
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $15,320,132) ...........   $ 15,606,003
                                                                   ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 45.4%                              MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER PRODUCTS -- 7.8%
$1,000,000   Black & Decker Corporation, 7.125%, due 06/01/11 ..   $  1,042,584
 1,000,000   Harley-Davidson, Inc. - 144A(a), 3.625%,
               due 12/15/08 ....................................      1,000,071
 1,000,000   Stanley Works (The), 5.000%, due 03/15/10 .........      1,005,705
 1,000,000   Sysco Corporation, 4.200%, due 02/12/13 ...........        977,433
                                                                   ------------
                                                                      4,025,793
                                                                   ------------
             FINANCE -- 5.6%
 1,000,000   BB&T Corporation, 4.750%, due 10/01/12 ............        962,663
 1,000,000   Caterpillar Financial Services Corporation, 4.750%,
               due 02/17/15 ....................................        965,064
 1,000,000   Marshall & Ilsley Bank, 5.250%, due 09/04/12 ......        966,992
                                                                   ------------
                                                                      2,894,719
                                                                   ------------
             FOOD & TOBACCO -- 3.3%
   600,000   Hormel Foods Corporation, 6.625%, due 06/01/11 ....        631,405
 1,000,000   Kellogg Company, 6.600%, due 04/01/11 .............      1,052,098
                                                                   ------------
                                                                      1,683,503
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 45.4% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 22.8%
$1,000,000   Apache Corporation, 5.625%, due 01/15/17 ..........   $  1,011,792
 1,000,000   ConocoPhillips, 8.750%, due 05/25/10 ..............      1,088,250
 1,000,000   Cooper US, Inc., 5.450%, due 04/01/15 .............      1,006,893
 1,000,000   Dover Corporation, 6.500%, due 02/15/11 ...........      1,048,956
 1,000,000   Halliburton Company, 5.500%, due 10/15/10 .........      1,035,970
   500,000   Johnson Controls, Inc., 5.250%, due 01/15/11 ......        505,638
   500,000   Johnson Controls, Inc., 5.500%, due 01/15/16 ......        479,679
 1,000,000   Masco Corporation, 5.875%, due 07/15/12 ...........        954,920
 1,000,000   PPG Industries, Inc., 6.650%, due 03/15/18 ........      1,019,188
 1,000,000   Praxair, Inc., 6.375%, due 04/01/12 ...............      1,058,364
 1,000,000   Rockwell Automation, Inc., 5.650%, due 12/01/17 ...        983,497
   500,000   R.R. Donnelly & Sons Company, 4.950%, due 05/15/10         489,565
 1,000,000   United Technologies Corporation, 6.350%,
               due 03/01/11 ....................................      1,052,243
                                                                   ------------
                                                                     11,734,955
                                                                   ------------
             UTILITIES -- 5.9%
 1,000,000   FPL Group Capital, Inc., 5.625%, due 09/01/11 .....      1,029,590
 1,000,000   National Rural Utilities Cooperative
               Finance Corporation, 4.750%, due 03/01/14 .......        967,262
 1,000,000   Southern Power Company, 6.250%, due 07/15/12 ......      1,041,942
                                                                   ------------
                                                                      3,038,794
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $23,766,590) ..........   $ 23,377,764
                                                                   ------------

================================================================================
    SHARES   COMMON STOCKS -- 16.1%                                MARKET VALUE
--------------------------------------------------------------------------------
             AUTOMOBILES -- 0.5%
     7,000   Harley-Davidson, Inc. .............................   $    253,820
                                                                   ------------

             CHEMICALS -- 1.6%
    40,000   RPM International Inc. ............................        824,000
                                                                   ------------

             COMMERCIAL BANKS -- 1.3%
    13,000   BB&T Corporation ..................................        296,010
    20,000   Synovus Financial Corporation .....................        174,600
    16,000   TCF Financial Corporation .........................        192,480
                                                                   ------------
                                                                        663,090
                                                                   ------------
             COMMERICAL SERVICES & SUPPLIES -- 1.6%
    15,000   R.R. Donnelley & Sons Company .....................        445,350
    10,000   Waste Management, Inc. ............................        377,100
                                                                   ------------
                                                                        822,450
                                                                   ------------
             DISTRIBUTORS -- 0.9%
    12,000   Genuine Parts Company .............................        476,160
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 16.1% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             ELECTRIC UTILITIES -- 1.9%
     9,000   Pinnacle West Capital Corporation .................   $    276,930
    20,000   Southern Company ..................................        698,400
                                                                   ------------
                                                                        975,330
                                                                   ------------
             FOOD & STAPLES RETAILING -- 1.0%
    18,000   Sysco Corporation .................................        495,180
                                                                   ------------

             FOOD PRODUCTS -- 0.4%
     4,500   Kellogg Company ...................................        216,090
                                                                   ------------

             HOUSEHOLD DURABLES -- 1.1%
    25,000   Leggett & Platt, Inc. .............................        419,250
    10,000   Newell Rubbermaid Inc. ............................        167,900
                                                                   ------------
                                                                        587,150
                                                                   ------------
             INSURANCE -- 1.8%
    20,000   Arthur J. Gallagher & Co. .........................        482,000
    10,000   Mercury General Corporation .......................        467,200
                                                                   ------------
                                                                        949,200
                                                                   ------------
             IT SERVICES -- 0.7%
    12,000   Paychex, Inc. .....................................        375,360
                                                                   ------------

             MULTI-UTILITIES -- 1.0%
    15,000   NSTAR .............................................        507,300
                                                                   ------------

             SPECIALTY RETAIL -- 1.7%
    15,000   Ross Stores, Inc. .................................        532,800
     8,000   Sherwin-Williams Company (The) ....................        367,440
                                                                   ------------
                                                                        900,240
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
     4,000   VF Corporation ....................................        284,720
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $9,159,433) .............   $  8,330,090
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 7.1%                              MARKET VALUE
--------------------------------------------------------------------------------
 2,444,239   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares, 2.156%(b) ..........   $  2,444,239
 1,204,588   Federated Treasury Obligations Fund -
               Institutional Shares, 1.920%(b) .................      1,204,588
                                                                   ------------

             TOTAL CASH EQUIVALENTS (Cost $3,648,827) ..........   $  3,648,827
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 98.9%
             (Cost $51,894,982) ................................   $ 50,962,684

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% .....        581,022
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 51,543,706
                                                                   ============

(a) 144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)
=============================================================================================================================
                                                   AVE MARIA      AVE MARIA      AVE MARIA        AVE MARIA
                                                    CATHOLIC       GROWTH          RISING        OPPORTUNITY      AVE MARIA
                                                  VALUES FUND        FUND       DIVIDEND FUND        FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................   $206,179,939    $100,815,487    $ 79,118,704    $ 13,140,556    $ 51,894,982
                                                 ============    ============    ============    ============    ============
  At market value (Note 1).. .................   $207,711,903    $111,027,867    $ 74,842,982    $ 12,957,180    $ 50,962,684
Receivable for capital shares sold ...........         90,346         206,724          33,748          17,390         104,252
Receivable for investment securities sold ....             --         479,087              --              --         145,807
Receivable from Adviser (Note 2) .............             --              --              --           2,464              --
Dividends and interest receivable ............        226,513          72,346         112,863          11,224         570,398
Other assets .................................         12,285          22,056          30,927          16,833          16,601
                                                 ------------    ------------    ------------    ------------    ------------
  TOTAL ASSETS ...............................    208,041,047     111,808,080      75,020,520      13,005,091      51,799,742
                                                 ------------    ------------    ------------    ------------    ------------
LIABILITIES
Dividends payable ............................             --              --          80,338              --          60,164
Capital gain distributions payable ...........         10,389              --          67,988              --              --
Payable for investment securities purchased ..        847,362         454,011              --         384,206          85,178
Payable for capital shares redeemed ..........        297,249         145,667          14,480              12          49,837
Payable to Adviser (Note 2). .................        540,199         262,230         148,806              --           2,606
Payable to administrator (Note 2) ............         27,600          14,600           9,900           4,000           4,300
Accrued distribution fees (Note 2) ...........         31,887          24,469              --              --          40,024
Other accrued expenses .......................         24,952          15,678              --           9,892          13,927
                                                 ------------    ------------    ------------    ------------    ------------
  TOTAL LIABILITIES ..........................      1,779,638         916,655         321,512         398,110         256,036
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSETS ...................................   $206,261,409    $110,891,425    $ 74,699,008    $ 12,606,981    $ 51,543,706
                                                 ============    ============    ============    ============    ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................   $199,363,394    $ 99,993,770    $ 79,761,854    $ 14,980,139    $ 52,319,604
Accumulated undistributed net
  investment income/(loss).. .................       (138,896)       (282,640)            294          42,742             332
Accumulated net realized gains/(losses) from
  security transactions ......................      5,504,947         967,915        (787,418)     (2,232,524)        156,068
Net unrealized appreciation/(depreciation)
  on investments .............................      1,531,964      10,212,380      (4,275,722)       (183,376)       (932,298)
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSETS ...................................   $206,261,409    $110,891,425    $ 74,699,008    $ 12,606,981    $ 51,543,706
                                                 ============    ============    ============    ============    ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................     14,596,321       6,447,644       6,988,643       1,448,418
                                                 ============    ============    ============    ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................   $      14.13    $      17.20    $      10.69    $       8.70
                                                 ============    ============    ============    ============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ......                                                                   $  9,765,362
                                                                                                                 ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................                                                                        978,242
                                                                                                                 ============
Net asset value, offering price and redemption
  price per share (Note 1).. .................                                                                   $       9.98
                                                                                                                 ============
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ......                                                                   $ 41,778,344
                                                                                                                 ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................                                                                      4,190,577
                                                                                                                 ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................                                                                   $       9.97
                                                                                                                 ============

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
=============================================================================================================================
                                                    AVE MARIA      AVE MARIA      AVE MARIA        AVE MARIA
                                                     CATHOLIC       GROWTH          RISING        OPPORTUNITY      AVE MARIA
                                                   VALUES FUND        FUND       DIVIDEND FUND        FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend ....................................   $  1,535,581    $    560,892    $    921,176    $    128,298    $    225,736
  Interest ....................................             --              --             181           8,251         818,637
                                                  ------------    ------------    ------------    ------------    ------------
    TOTAL INCOME ..............................      1,535,581         560,892         921,357         136,549       1,044,373
                                                  ------------    ------------    ------------    ------------    ------------

EXPENSES
  Investment advisory fees (Note 2) ...........      1,116,318         562,355         290,477          75,046          72,365
  Shareholder servicing fees (Note 2) .........        279,080         140,589              --              --              --
  Shareholder servicing fees - Class R (Note 2)             --              --              --              --          47,873
  Administration, accounting and
    transfer agent fees (Note 2) ..............        168,931          85,157          58,622          24,000          24,856
  Postage and supplies ........................         42,902          25,795          16,637           6,657           9,740
  Legal and audit fees ........................         32,055          19,715          19,893          13,427          15,998
  Trustees' fees and expenses .................         15,501          15,501          15,501          15,501          15,501
  Registration fees - Common ..................          4,809          14,230          12,635          11,054           9,140
  Registration fees - Class I .................             --              --              --              --             415
  Registration fees - Class R .................             --              --              --              --           3,135
  Custodian fees ..............................         11,761           7,183           4,042           7,196           3,686
  Advisory board fees and expenses ............          3,723           3,723           3,723           3,723           3,723
  Compliance service fees .....................          5,448           2,941           2,072             550           1,417
  Other expenses ..............................         26,784          12,054             635           6,864           9,833
                                                  ------------    ------------    ------------    ------------    ------------
    TOTAL EXPENSES ............................      1,707,312         889,243         424,237         164,018         217,682
  Less fees waived and/or expenses
    reimbursed by the Adviser (Note 2):
    Common ....................................        (32,835)        (45,711)             --         (70,211)        (69,077)
    Class I ...................................             --              --              --              --            (415)
                                                  ------------    ------------    ------------    ------------    ------------
    NET EXPENSES ..............................      1,674,477         843,532         424,237          93,807         148,190
                                                  ------------    ------------    ------------    ------------    ------------

NET INVESTMENT INCOME/(LOSS) ..................       (138,896)       (282,640)        497,120          42,742         896,183
                                                  ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses) from
  security transactions .......................      5,941,239         967,915        (438,798)     (1,438,112)        156,004
Net increase from payment by Adviser due to
  the disposal of investments in violation of
  investment restrictions (Note 2) ............         71,643              --              --              --              --
Net change in unrealized appreciation/
  (depreciation) on investments ...............    (29,617,760)    (11,597,879)     (5,009,035)        (21,390)     (1,038,212)
                                                  ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS .......................    (23,604,878)    (10,629,964)     (5,447,833)     (1,459,502)       (882,208)
                                                  ------------    ------------    ------------    ------------    ------------

NET INCREASE/(DECREASE) IN NET
  ASSETS FROM OPERATIONS ......................   $(23,743,774)   $(10,912,604)   $ (4,950,713)   $ (1,416,760)   $     13,975
                                                  ============    ============    ============    ============    ============

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                           JUNE 30,        ENDED
                                                                            2008         DECEMBER 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income/(loss) ......................................   $   (138,896)   $     45,199
  Net realized gains from security transactions .....................      5,941,239       2,169,395
  Net increase from payment by Adviser due to the disposal
    of investments in violation of investment restrictions (Note 2) .         71,643         176,249
  Net change in unrealized appreciation/(depreciation) on investments    (29,617,760)    (13,218,975)
                                                                        ------------    ------------
Net decrease in net assets from operations ..........................    (23,743,774)    (10,828,132)
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................................             --         (53,179)
  From net realized gains on investments ............................       (153,313)     (2,073,963)
                                                                        ------------    ------------
Net decrease in net assets from distributions to shareholders .......       (153,313)     (2,127,142)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................     11,223,225      51,156,753
  Reinvestment of distributions to shareholders .....................        142,924       1,945,841
  Payments for shares redeemed ......................................    (28,403,099)    (50,963,533)
                                                                        ------------    ------------
Net increase/(decrease) in net assets from capital share transactions    (17,036,950)      2,139,061
                                                                        ------------    ------------

TOTAL DECREASE IN NET ASSETS ........................................    (40,934,037)    (10,816,213)

NET ASSETS
  Beginning of period ...............................................    247,195,446     258,011,659
                                                                        ------------    ------------
  End of period .....................................................   $206,261,409    $247,195,446
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME/(LOSS) ......................................   $   (138,896)   $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .......................................................        757,082       2,963,771
  Shares issued in reinvestment of distributions to shareholders ....         10,115         123,155
  Shares redeemed ...................................................     (1,913,027)     (2,985,874)
                                                                        ------------    ------------
  Net increase/(decrease) in shares outstanding .....................     (1,145,830)        101,052
  Shares outstanding, beginning of period ...........................     15,742,151      15,641,099
                                                                        ------------    ------------
  Shares outstanding, end of period .................................     14,596,321      15,742,151
                                                                        ============    ============

See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                           JUNE 30,        ENDED
                                                                            2008         DECEMBER 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ...............................................   $   (282,640)   $   (579,287)
  Net realized gains from security transactions .....................        967,915       1,884,422
  Net change in unrealized appreciation/(depreciation) on investments    (11,597,879)      9,682,834
                                                                        ------------    ------------
Net increase/(decrease) in net assets from operations ...............    (10,912,604)     10,987,969
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ............................             --      (1,717,378)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................     15,807,333      37,125,655
  Reinvestment of distributions to shareholders .....................             --       1,588,147
  Payments for shares redeemed ......................................    (10,740,578)    (16,457,823)
                                                                        ------------    ------------
Net increase in net assets from capital share transactions ..........      5,066,755      22,255,979
                                                                        ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS .............................     (5,845,849)     31,526,570

NET ASSETS
  Beginning of period ...............................................    116,737,274      85,210,704
                                                                        ------------    ------------
  End of period .....................................................   $110,891,425    $116,737,274
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME/(LOSS) .....................................   $   (282,640)   $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .......................................................        892,833       2,016,293
  Shares issued in reinvestment of distributions to shareholders ....             --          83,105
  Shares redeemed ...................................................       (607,631)       (886,636)
                                                                        ------------    ------------
  Net increase in shares outstanding ................................        285,202       1,212,762
  Shares outstanding, beginning of period ...........................      6,162,442       4,949,680
                                                                        ------------    ------------
  Shares outstanding, end of period .................................      6,447,644       6,162,442
                                                                        ============    ============

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                           JUNE 30,        ENDED
                                                                            2008         DECEMBER 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .............................................   $    497,120    $  1,003,761
  Net realized gains/(losses) from security transactions ............       (438,798)      2,240,936
  Net change in unrealized appreciation/(depreciation) on investments     (5,009,035)     (2,669,327)
                                                                        ------------    ------------
Net increase/(decrease) in net assets from operations ...............     (4,950,713)        575,370
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................................       (497,412)     (1,003,175)
  From net realized gains on investments ............................       (528,702)     (2,241,008)
                                                                        ------------    ------------
Net decrease in net assets from distributions to shareholders .......     (1,026,114)     (3,244,183)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Net assets received in conjunction with fund merger (Note 1) ......             --      46,890,726
  Proceeds from shares sold .........................................      9,355,390      19,866,356
  Reinvestment of distributions to shareholders .....................        790,246       2,409,951
  Payments for shares redeemed ......................................    (12,212,326)    (18,806,800)
                                                                        ------------    ------------
Net increase/(decrease) in net assets from capital share transactions     (2,066,690)     50,360,233
                                                                        ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS .............................     (8,043,517)     47,691,420

NET ASSETS
  Beginning of period ...............................................     82,742,525      35,051,105
                                                                        ------------    ------------
  End of period .....................................................   $ 74,699,008    $ 82,742,525
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME .............................................   $        294    $        586
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares issued in conjunction with fund merger (Note 1) ............             --       3,770,256
  Shares sold .......................................................        824,582       1,809,315
  Shares issued in reinvestment of distributions to shareholders ....         73,359         204,522
  Shares redeemed ...................................................     (1,077,130)     (1,518,764)
                                                                        ------------    ------------
  Net increase/(decrease) in shares outstanding .....................       (179,189)      4,265,329
  Shares outstanding, beginning of period ...........................      7,167,832       2,902,503
                                                                        ------------    ------------
  Shares outstanding, end of period .................................      6,988,643       7,167,832
                                                                        ============    ============

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                           JUNE 30,        ENDED
                                                                            2008         DECEMBER 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .............................................   $     42,742    $    134,119
  Net realized losses from security transactions ....................     (1,438,112)       (763,976)
  Net change in unrealized appreciation/(depreciation) on investments        (21,390)     (1,185,767)
                                                                        ------------    ------------
Net decrease in net assets from operations ..........................     (1,416,760)     (1,815,624)
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................................             --        (134,519)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................      2,235,667       8,423,798
  Reinvestment of distributions to shareholders .....................             --          60,986
  Payments for shares redeemed ......................................     (6,375,399)     (6,085,594)
                                                                        ------------    ------------
Net increase/(decrease) in net assets from capital share transactions     (4,139,732)      2,399,190
                                                                        ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS .............................     (5,556,492)        449,047

NET ASSETS
  Beginning of period ...............................................     18,163,473      17,714,426
                                                                        ------------    ------------
  End of period .....................................................   $ 12,606,981    $ 18,163,473
                                                                        ============    ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME .............................................   $     42,742    $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .......................................................        247,621         778,095
  Shares issued in reinvestment of distributions to shareholders ....             --           6,346
  Shares redeemed ...................................................       (695,509)       (567,589)
                                                                        ------------    ------------
  Net increase/(decrease) in shares outstanding .....................       (447,888)        216,852
  Shares outstanding, beginning of period ...........................      1,896,306       1,679,454
                                                                        ------------    ------------
  Shares outstanding, end of period .................................      1,448,418       1,896,306
                                                                        ============    ============

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                           JUNE 30,        ENDED
                                                                            2008         DECEMBER 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .............................................   $    896,183    $  1,623,495
  Net realized gains from security transactions .....................        156,004         967,612
  Net change in unrealized appreciation/(depreciation) on investments     (1,038,212)       (568,779)
                                                                        ------------    ------------
Net increase in net assets from operations ..........................         13,975       2,022,328
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income, Class I ...............................       (192,512)       (571,441)
  From net investment income, Class R ...............................       (702,320)     (1,061,024)
  From net realized gains on investments, Class I.. .................             --        (221,533)
  From net realized gains on investments, Class R.. .................             --        (746,173)
                                                                        ------------    ------------
Net decrease in net assets from distributions to shareholders .......       (894,832)     (2,600,171)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS

CLASS I
  Proceeds from shares sold .........................................         50,969         164,508
  Payments for shares redeemed ......................................        (53,716)     (8,035,904)
                                                                        ------------    ------------
Net decrease in net assets from Class I capital share transactions ..         (2,747)     (7,871,396)
                                                                        ------------    ------------

CLASS R
  Proceeds from shares sold .........................................     10,369,466      15,304,038
  Reinvestment of distributions to shareholders .....................        563,651       1,548,186
  Payments for shares redeemed ......................................     (2,602,425)     (5,568,193)
                                                                        ------------    ------------
Net increase in net assets from Class R capital share transactions ..      8,330,692      11,284,031
                                                                        ------------    ------------

TOTAL INCREASE IN NET ASSETS ........................................      7,447,088       2,834,792

NET ASSETS
  Beginning of period ...............................................     44,096,618      41,261,826
                                                                        ------------    ------------
  End of period .....................................................   $ 51,543,706    $ 44,096,618
                                                                        ============    ============
ACCUMULATED UNDISTRIBUTED/(DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT INCOME ..................................   $        332    $     (1,019)
                                                                        ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY

CLASS I
  Shares sold .......................................................          5,025          16,013
  Shares redeemed ...................................................         (5,286)       (779,366)
                                                                        ------------    ------------
  Net decrease in shares outstanding ................................           (261)       (763,353)
  Shares outstanding, beginning of period ...........................        978,503       1,741,856
                                                                        ------------    ------------
  Shares outstanding, end of period .................................        978,242         978,503
                                                                        ============    ============

CLASS R
  Shares sold .......................................................      1,013,741       1,483,843
  Shares issued in reinvestment of distributions to shareholders ....         55,408         151,631
  Shares redeemed ...................................................       (254,645)       (540,087)
                                                                        ------------    ------------
  Net increase in shares outstanding ................................        814,504       1,095,387
  Shares outstanding, beginning of period ...........................      3,376,073       2,280,686
                                                                        ------------    ------------
  Shares outstanding, end of period .................................      4,190,577       3,376,073
                                                                        ============    ============

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                SIX MONTHS
                                                   ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                 JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                   2008      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                (UNAUDITED)      2007          2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    15.70    $    16.50    $    15.06    $    14.62    $    12.75    $     9.47
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment income/(loss) .............         (0.01)         0.00(a)      (0.04)        (0.04)        (0.05)        (0.03)
  Net realized and unrealized gains/(losses)
     on investments ........................         (1.55)        (0.67)         2.18          0.89          2.61          3.40
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........         (1.56)        (0.67)         2.14          0.85          2.56          3.37
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............            --         (0.00)(a)        --            --            --            --
  From net realized gains on investments ...         (0.01)        (0.13)        (0.70)        (0.41)        (0.69)        (0.09)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ........................         (0.01)        (0.13)        (0.70)        (0.41)        (0.69)        (0.09)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $    14.13    $    15.70    $    16.50    $    15.06    $    14.62    $    12.75
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return (b) ...........................         (9.9%)(c)     (4.0%)(d)     14.2%          5.8%         20.1%         35.6%
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........    $  206,261    $  247,195    $  258,012    $  246,375    $  248,070    $  144,956
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to
  average net assets (e) ...................         1.50%(f)      1.50%         1.50%         1.50%         1.50%         1.50%

Ratio of net investment income/(loss)
  to average net assets ....................        (0.12%)(f)     0.03%        (0.23%)       (0.28%)       (0.44%)       (0.28%)

Portfolio turnover rate ....................           25%(c)        52%           59%           61%           34%           58%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) During the periods ended June 30, 2008 and December 31, 2007, the Fund received a payment from the Adviser of $71,643 and $176,249, respectively, for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.03% and 0.06%, respectively (Note 2).

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.53%(f), 1.52%, 1.51%, 1.52% and 1.56% for the periods ended June 30, 2008 and December 31, 2006, 2005, 2004 and 2003, respectively.

(f)   Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                SIX MONTHS
                                                   ENDED         YEAR          YEAR          YEAR          YEAR         PERIOD
                                                 JUNE 30,       ENDED         ENDED         ENDED         ENDED          ENDED
                                                   2008      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                (UNAUDITED)      2007          2006          2005          2004         2003(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    18.94    $    17.22    $    15.00    $    14.99    $    12.34    $    10.00
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment loss ......................         (0.04)        (0.09)        (0.04)        (0.05)        (0.03)        (0.02)
  Net realized and unrealized
    gains/(losses) on investments ..........         (1.70)         2.09          2.40          0.10          2.68          2.36
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........         (1.74)         2.00          2.36          0.05          2.65          2.34
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
  From net realized gains on investments ...            --         (0.28)        (0.14)        (0.04)           --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $    17.20    $    18.94    $    17.22    $    15.00    $    14.99    $    12.34
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return  (b) ..........................         (9.2%)(c)     11.6%         15.8%          0.3%         21.5%         23.4%(c)
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........    $  110,891    $  116,737    $   85,211    $   63,561    $   51,574    $   15,105
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets (d)      1.50%(e)      1.50%         1.50%         1.50%         1.50%         1.49%(e)

Ratio of net investment loss
  to average net assets ....................        (0.50%)(e)    (0.55%)       (0.30%)       (0.34%)       (0.29%)       (0.36%)(e)

Portfolio turnover rate ....................            7%(c)         9%           13%           29%            3%            0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.58%(e), 1.56%, 1.62%, 1.64%, 1.79% and 2.61%(e) for the periods ended
      June  30,  2008  and  December  31,  2007,  2006,  2005,  2004  and  2003,
      respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================
                                                SIX MONTHS
                                                   ENDED         YEAR          YEAR         PERIOD
                                                 JUNE 30,       ENDED         ENDED         ENDED
                                                   2008      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                (UNAUDITED)      2007          2006         2005(a)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    11.54    $    12.08    $    10.59    $    10.00
                                                ----------    ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment income ....................          0.07          0.16          0.14          0.08
  Net realized and unrealized gains/(losses)
    on investments .........................         (0.77)        (0.22)         1.75          0.59
                                                ----------    ----------    ----------    ----------
Total from investment operations ...........         (0.70)        (0.06)         1.89          0.67
                                                ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............         (0.07)        (0.16)        (0.14)        (0.08)
  From net realized gains on investments ...         (0.08)        (0.32)        (0.26)        (0.00)(b)
                                                ----------    ----------    ----------    ----------
Total distributions ........................         (0.15)        (0.48)        (0.40)        (0.08)
                                                ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $    10.69    $    11.54    $    12.08    $    10.59
                                                ==========    ==========    ==========    ==========

Total return (c) ...........................         (6.1%)(d)     (0.6%)        17.9%          6.7%(d)
                                                ==========    ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........    $   74,699    $   82,743    $   35,051    $   25,243
                                                ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets (e)      1.10%(f)      1.14%         1.25%         1.24%(f)

Ratio of net investment income
  to average net assets ....................         1.28%(f)      1.26%         1.23%         1.19%(f)

Portfolio turnover rate ....................           12%(d)        41%           65%           21%(f)

(a) Represents the period from the initial public offering (May 2, 2005) through December 31, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.31% and 1.43%(f) for the periods ended December 31, 2006 and 2005, respectively.

(f)   Annualized.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================
                                                         SIX MONTHS
                                                            ENDED          YEAR          PERIOD
                                                          JUNE 30,        ENDED           ENDED
                                                            2008       DECEMBER 31,   DECEMBER 31,
                                                         (UNAUDITED)       2007         2006 (a)
--------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............     $     9.58     $    10.55     $    10.00
                                                         ----------     ----------     ----------

Income/(loss) from investment operations:
  Net investment income ............................           0.03           0.07           0.06
  Net realized and unrealized gains/(losses)
    on investments .................................          (0.91)         (0.97)          0.77
                                                         ----------     ----------     ----------
Total from investment operations ...................          (0.88)         (0.90)          0.83
                                                         ----------     ----------     ----------

Less distributions:
  From net investment income .......................             --          (0.07)         (0.06)
  From net realized gains on investments ...........             --             --          (0.22)
                                                         ----------     ----------     ----------
Total distributions ................................             --          (0.07)         (0.28)
                                                         ----------     ----------     ----------

Net asset value at end of period ...................     $     8.70     $     9.58     $    10.55
                                                         ==========     ==========     ==========

Total return (b) ...................................          (9.2%)(c)      (8.5%)          8.3%(c)
                                                         ==========     ==========     ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ................     $   12,607     $   18,163     $   17,714
                                                         ==========     ==========     ==========

Ratio of net expenses to average net assets (d) ....          1.25%(e)       1.25%          1.24%(e)

Ratio of net investment income to average net assets          0.57%(e)       0.66%          0.84%(e)

Portfolio turnover rate ............................           100%(c)        126%           102%(e)

(a) Represents the period from the initial public offering (May 1, 2006) through December 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 2.19%(e), 1.80% and 1.90%(e) for the periods ended June 30, 2008 and December 31, 2007 and 2006, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                SIX MONTHS
                                                   ENDED         YEAR          YEAR          YEAR          YEAR         PERIOD
                                                 JUNE 30,       ENDED         ENDED         ENDED         ENDED          ENDED
                                                   2008      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                (UNAUDITED)      2007          2006          2005          2004         2003(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    10.14    $    10.26    $    10.10    $    10.29    $    10.09    $    10.00
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment income ....................          0.20          0.41          0.38          0.33          0.28          0.16
  Net realized and unrealized gains/
    (losses) on investments. ...............         (0.16)         0.11          0.23         (0.15)         0.27          0.10
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........          0.04          0.52          0.61          0.18          0.55          0.26
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............         (0.20)        (0.41)        (0.38)        (0.33)        (0.28)        (0.16)
  From net realized gains on investments ...            --         (0.23)        (0.07)        (0.04)        (0.07)        (0.01)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ........................         (0.20)        (0.64)        (0.45)        (0.37)        (0.35)        (0.17)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $     9.98    $    10.14    $    10.26    $    10.10    $    10.29    $    10.09
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return (b) ...........................          0.3%(c)       5.1%          6.2%          1.8%          5.5%          2.6%(c)
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........    $    9,765    $    9,919    $   17,880    $   48,115    $   32,458    $   30,773
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets (d)      0.40%(e)      0.37%         0.30%         0.30%         0.30%         0.30%(e)

Ratio of net investment income
  to average net assets ....................         3.93%(e)      3.96%         3.67%         3.32%         2.77%         2.36%(e)

Portfolio turnover rate ....................           29%(c)        45%           21%           22%           47%           50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.69%(e), 0.68%, 0.65%, 0.61%, 0.72% and 0.71%(e) for the periods ended
      June  30,  2008  and  December  31,  2007,  2006,  2005,  2004  and  2003,
      respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                SIX MONTHS
                                                   ENDED         YEAR          YEAR          YEAR          YEAR         PERIOD
                                                 JUNE 30,       ENDED         ENDED         ENDED         ENDED          ENDED
                                                   2008      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                (UNAUDITED)      2007          2006          2005          2004         2003(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    10.12    $    10.25    $    10.08    $    10.28    $    10.09    $    10.00
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income/(loss) from investment operations:
  Net investment income ....................          0.18          0.38          0.35          0.30          0.24          0.14
  Net realized and unrealized gains/
    (losses) on investments. ...............         (0.15)         0.10          0.24         (0.16)         0.26          0.10
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........          0.03          0.48          0.59          0.14          0.50          0.24
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............         (0.18)        (0.38)        (0.35)        (0.30)        (0.24)        (0.14)
  From net realized gains on investments ...            --         (0.23)        (0.07)        (0.04)        (0.07)        (0.01)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ........................         (0.18)        (0.61)        (0.42)        (0.34)        (0.31)        (0.15)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $     9.97    $    10.12    $    10.25    $    10.08    $    10.28    $    10.09
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return (b) ...........................          0.3%(c)       4.8%          6.0%          1.4%          5.1%          2.4%(c)
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........    $   41,778    $   34,178    $   23,382    $   16,839    $    6,491    $    1,502
                                                ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average net assets (d)      0.67%(e)      0.65%         0.60%         0.61%         0.70%         0.69%(e)

Ratio of net investment income
  to average net assets ....................         3.66%(e)      3.69%         3.37%         3.01%         2.37%         1.96%(e)

Portfolio turnover rate ....................           29%(c)        45%           21%           22%           47%           50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.96%(e), 0.96%, 0.94%, 0.92%, 1.31% and 2.49%(e) for the periods ended
      June  30,  2008  and  December  31,  2007,  2006,  2005,  2004  and  2003,
      respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund (collectively, the "Funds") are each a diversified series of the Schwartz Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Ave Maria Opportunity Fund commenced the public offering of its shares on May 1, 2006. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Opportunity Fund is long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Funds' Prospectus for information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class R bears the expenses of higher distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require an initial investment of $10 million. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund.

On March 30, 2007, the Ave Maria Rising Dividend Fund consummated a tax-free merger with the Catholic Equity Fund. Pursuant to the terms of the agreement governing the merger, each share of Class A, Class D and Class I shares of the Catholic Equity Fund was converted into an equivalent dollar amount of shares of the Ave Maria Rising Dividend Fund, based on the net asset value of the Ave Maria Rising Dividend Fund and Class A, Class D and Class I shares of the Catholic Equity Fund as of March 30, 2007 ($12.44 and $10.07, $9.44 and $10.07, respectively), resulting in conversion ratios of 0.809762, 0.758704 and 0.810035 shares of the Ave Maria Rising Dividend Fund for each share of Class A, Class D and Class I shares of the Catholic Equity Fund, respectively. The Ave Maria Rising Dividend Fund thus issued 3,770,256 shares to shareholders of the Catholic Equity Fund. Net assets of the Ave Maria Rising Dividend Fund and the Catholic Equity Fund as of the merger date were $41,688,158 and $46,890,726, including unrealized appreciation of $4,422,856 and $3,015,886, respectively. In addition, the Catholic Equity Fund's net assets included accumulated realized losses of $784,039. Total net assets immediately after the merger were $88,578,884.

The following is a summary of significant  accounting  policies  followed by the
Funds:

      (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      Various  inputs  are  used  in  determining   the  value  of  each  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

         o   Level 1 - quoted prices in active markets for identical securities

         o   Level 2 - other significant observable inputs

         o   Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of June 30, 2008, all of the inputs used to value the investments of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Opportunity Fund were Level 1.

      The following is a summary of the inputs used to value Ave Maria Bond Fund's investments as of June 30, 2008:

      --------------------------------------------------------------------------
                                                                AVE MARIA
      VALUATION INPUTS                                          BOND FUND
      --------------------------------------------------------------------------
      Level 1 - Quoted Prices ............................     $11,978,917
      Level 2 - Other Significant Observable Inputs ......      38,983,767
                                                               -----------
      Total ..............................................     $50,962,684
                                                               ===========
      --------------------------------------------------------------------------

      (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

      The tax character of distributable earnings at June 30, 2008 was as follows:

      ---------------------------------------------------------------------------------------------------------------------
                                                 AVE MARIA       AVE MARIA      AVE MARIA        AVE MARIA
                                                  CATHOLIC        GROWTH          RISING        OPPORTUNITY      AVE MARIA
                                                VALUES FUND         FUND       DIVIDEND FUND        FUND         BOND FUND
      ---------------------------------------------------------------------------------------------------------------------
      Accumulated undistributed
        ordinary income/(loss). ............   $   (134,919)   $   (262,902)   $     18,421    $     42,742    $        332
      Capital loss carryforward ............             --              --        (330,285)       (777,264)             --
      Net unrealized appreciation/
        (depreciation) .....................      1,122,017      10,212,380      (4,302,826)       (243,605)       (932,298)
      Other gains/(losses) .................      5,910,917         948,177        (448,156)     (1,395,031)        156,068
                                               ------------    ------------    ------------    ------------    ------------
      Total distributable earnings/(deficit)   $  6,898,015    $ 10,897,655    $ (5,062,846)   $ (2,373,158)   $   (775,898)
                                               ============    ============    ============    ============    ============
      ---------------------------------------------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      As of December 31, 2007, the Ave Maria Rising Dividend Fund had a capital loss carryforward acquired in the merger with the Catholic Equity Fund of $330,285, of which $215,994 expires September 30, 2008, $108,803 expires
      September 30, 2009 and $5,488 expires September 30, 2010. As of December 31, 2007, the Ave Maria Opportunity Fund had a capital loss carryforward for federal income tax purposes of $777,264, which expires on December 31, 2015. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      The following information is based upon the federal income tax cost of the investment securities as of June 30, 2008:

      -------------------------------------------------------------------------------------------------------------
                                        AVE MARIA       AVE MARIA      AVE MARIA        AVE MARIA
                                         CATHOLIC        GROWTH          RISING        OPPORTUNITY      AVE MARIA
                                       VALUES FUND         FUND       DIVIDEND FUND        FUND         BOND FUND
      -------------------------------------------------------------------------------------------------------------
      Gross unrealized appreciation   $ 27,219,358    $ 19,485,932    $  6,080,165    $    715,779    $    759,645
      Gross unrealized depreciation    (26,097,341)     (9,273,552)    (10,382,991)       (959,384)     (1,691,943)
                                      ------------    ------------    ------------    ------------    ------------
      Net unrealized appreciation/
        (depreciation) ............   $  1,122,017    $ 10,212,380    $ (4,302,826)   $   (243,605)   $   (932,298)
                                      ============    ============    ============    ============    ============
      Federal income tax cost .....   $206,589,886    $100,815,487    $ 79,145,808    $ 13,200,785    $ 51,894,982
                                      ============    ============    ============    ============    ============
      -------------------------------------------------------------------------------------------------------------

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund, Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales. FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on each Fund's tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

      (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on securities sold are determined on a specific identification basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2008 and December 31, 2007 was as follows:

      --------------------------------------------------------------------------
                                         ORDINARY     LONG-TERM        TOTAL
      PERIOD ENDED                        INCOME    CAPITAL GAINS  DISTRIBUTIONS
      --------------------------------------------------------------------------
      AVE MARIA CATHOLIC VALUES FUND:
        June 30, 2008 ...............   $       --    $  153,313    $  153,313
        December 31, 2007 ...........   $   53,179    $2,073,963    $2,127,142

      AVE MARIA GROWTH FUND:
        June 30, 2008 ...............   $       --    $       --    $       --
        December 31, 2007 ...........   $       --    $1,717,378    $1,717,378

      AVE MARIA RISING DIVIDEND FUND:
        June 30, 2008 ...............   $1,008,098    $   18,016    $1,026,114
        December 31, 2007 ...........   $1,707,552    $1,536,631    $3,244,183

      AVE MARIA OPPORTUNITY FUND:
        June 30, 2008 ...............   $       --    $       --    $       --
        December 31, 2007 ...........   $  134,519    $       --    $  134,519

      AVE MARIA BOND FUND - CLASS I:
        June 30, 2008 ...............   $  192,512    $       --    $  192,512
        December 31, 2007 ...........   $  604,319    $  188,655    $  792,974

      AVE MARIA BOND FUND - CLASS R:
        June 30, 2008 ...............   $  702,320    $       --    $  702,320
        December 31, 2007 ...........   $1,171,763    $  635,434    $1,807,197
      --------------------------------------------------------------------------

      (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of obligations issued or guaranteed by the U.S. Government or its agencies of instrumentalities as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

      (f) ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

2.    INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Funds' principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser receives from each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.75% and 0.30%, respectively, of average daily net assets.

The Adviser has contractually agreed to reduce advisory fees or reimburse a portion of operating expenses until at least May 1, 2010 so that: the net expenses of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund do not exceed 1.50% of average daily net assets; the net expenses of the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund do not exceed 1.25% of average daily net assets; and the net expenses of Class R and Class I shares of the Ave Maria Bond Fund do not exceed 0.70% and 0.40%, respectively, of average daily net assets. For the six months ended June 30, 2008, the Adviser waived investment advisory fees of $32,835 with respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $45,711 with respect to the Ave Maria Growth Fund; waived investment advisory fees of $70,211 with respect to the Ave Maria Opportunity Fund; and waived investment advisory fees of $69,077 and reimbursed $415 of Class I expenses with respect to the Ave Maria Bond Fund.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the time such reductions or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2008, the amount of fee reductions and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund......................................   $  88,642
Ave Maria Growth Fund...............................................   $ 241,582
Ave Maria Opportunity Fund..........................................   $ 254,290
Ave Maria Bond Fund.................................................   $ 472,025
--------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Adviser may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                 DECEMBER 31, DECEMBER 31, DECEMBER 31, JUNE 30,
                                    2008         2009         2010       2011
--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund..  $ 15,114     $ 40,693     $     --   $ 32,835
Ave Maria Growth Fund ..........  $ 39,908     $ 90,617     $ 65,346   $ 45,711
Ave Maria Opportunity Fund .....  $     --     $ 73,278     $110,801   $ 70,211
Ave Maria Bond Fund ............  $ 90,784     $177,978     $133,771   $ 69,492
--------------------------------------------------------------------------------

Additionally, during the periods ended June 30, 2008 and December 31, 2007, the Adviser reimbursed $71,643 and $176,249, respectively, to the Ave Maria Catholic Values Fund for losses realized on the disposal of investments purchased in violation of investment restrictions.

The Chief Compliance Officer of the Trust (the "CCO") is an employee of the Adviser. The Trust pays the Adviser $25,000 annually for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust.

JLB & Associates, Inc. ("JLB") has been retained by the Adviser to manage the investments of the Ave Maria Growth Fund pursuant to the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays JLB a fee at an annual rate of 0.30% of the average value of the Fund's daily net assets. JLB agreed to reduce its sub-advisory fee, by means of a voluntary waiver, during the period from September 1, 2007 through April 30, 2008, to the annual rate of 0.25% of average daily net assets. JLB cannot recover from the Fund any such fee reductions.

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets, and each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000.

Pursuant to a Distribution Agreement between the Funds and the Distributor, the Distributor serves as the Funds' exclusive agent for the distribution of each Fund's shares. The Distributor is an affiliate of Ultimus.

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund have adopted a Shareholder Servicing Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder, which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of each Fund) for providing account administration and personnel and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's average daily net assets (except that the service

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the six months ended June 30, 2008, the total expenses incurred pursuant to the Plan were $279,080, $140,589, and $47,873 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.

3.    INVESTMENT TRANSACTIONS

During the six months ended June 30, 2008, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                 AVE MARIA      AVE MARIA     AVE MARIA      AVE MARIA
                                                  CATHOLIC       GROWTH         RISING      OPPORTUNITY     AVE MARIA
                                                VALUES FUND        FUND      DIVIDEND FUND      FUND        BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........   $ 53,754,044   $ 12,614,462   $  9,277,083   $ 12,357,269   $ 15,326,869
                                               ============   ============   ============   ============   ============
Proceeds from sales of investment securities   $ 78,075,479   $  7,883,616   $ 14,054,456   $ 17,960,835   $  1,633,316
                                               ============   ============   ============   ============   ============

4.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2008) and held until the end of the period (June 30, 2008).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' Prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA CATHOLIC VALUES FUND

-------------------------------------------------------------------------------------
                                      Beginning           Ending
                                    Account Value     Account Value    Expenses Paid
                                   January 1, 2008    June 30, 2008    During Period*
-------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00          $  900.70           $7.09
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00          $1,017.40           $7.52
-------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AVE MARIA GROWTH FUND

-------------------------------------------------------------------------------------
                                      Beginning          Ending
                                    Account Value     Account Value    Expenses Paid
                                   January 1, 2008    June 30, 2008    During Period*
-------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00          $  908.10           $7.12
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00          $1,017.40           $7.52
-------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AVE MARIA RISING DIVIDEND FUND

-------------------------------------------------------------------------------------
                                      Beginning          Ending
                                    Account Value     Account Value    Expenses Paid
                                   January 1, 2008    June 30, 2008    During Period*
-------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00          $  939.10           $5.30
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00          $1,019.39           $5.52
-------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Rising Dividend Fund's annualized expense ratio of 1.10% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

AVE MARIA OPPORTUNITY FUND

-------------------------------------------------------------------------------------
                                      Beginning          Ending
                                    Account Value     Account Value    Expenses Paid
                                   January 1, 2008    June 30, 2008    During Period*
-------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00          $  908.10           $5.93
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00          $1,018.65           $6.27
-------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Opportunity Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS I

-------------------------------------------------------------------------------------
                                      Beginning          Ending
                                    Account Value     Account Value    Expenses Paid
                                   January 1, 2008    June 30, 2008    During Period*
-------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00          $1,003.40           $1.99
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00          $1,022.87           $2.01
-------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class I's annualized expense ratio of 0.40% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS R

-------------------------------------------------------------------------------------
                                      Beginning          Ending
                                    Account Value     Account Value    Expenses Paid
                                   January 1, 2008    June 30, 2008    During Period*
-------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00          $1,003.10           $3.34
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00          $1,021.53           $3.37
-------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class R's annualized expense ratio of 0.67% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation  of the  Public  Reference  Room  may be  obtained  by  calling  (800)
SEC-0330.

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Advisory Agreements with the Adviser on behalf of each Fund, and the continuance of the Sub-Advisory Agreement with JLB & Associates, Inc. (the "Sub-Adviser") on behalf of the Ave Maria Growth Fund. The approvals took place at a meeting held on February 9, 2008, at which all of the Trustees were present.

The Independent Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Sub-Advisory Agreement (collectively, the "Agreements"). The Trustees also received and reviewed a considerable amount of information provided by the Adviser in response to requests of the Independent Trustees and their counsel to assist in their evaluation of the terms of the Agreements and whether the Agreements continue to be in the best interest of the Funds and their shareholders. The Trustees reviewed: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Adviser's revenues and costs of providing services to the Funds; and (4) information about the Adviser's and the Sub-Adviser's personnel. The Trustees considered various factors, among them: (1) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (2) the fees charged for those services and the Adviser's profitability with respect to the Funds;
(3) the Funds' performance; (4) the extent to which economies of scale may be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Funds' investors. The Independent Trustees were advised and supported by independent counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreements with management and also met in a private session with independent counsel at which no representatives of the Adviser were present.

The Trustees evaluated and discussed with the Adviser the responsibilities of the Adviser and the Sub-Adviser under the Agreements. The Trustees also reviewed the background, education and experience of the Adviser's and the Sub-Adviser's key investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance programs, and the Adviser's role in coordinating such services and programs.

The Trustees considered short-term and long-term investment performance of the Funds in their deliberations. The Trustees considered each Fund's historical performance over various periods ended December 31, 2007, as it compared to the returns of relevant indices and similarly managed mutual funds. Based upon their review, the Trustees observed that: although the Ave Maria Catholic Values Fund underperformed its benchmark index (the S&P 500 Index) during 2007, over longer term periods (5 years and since inception), the Fund has outperformed such index; the Ave Maria Growth Fund outperformed its benchmark index (the S&P 500 Index) during 2007 and has outperformed such index over the Fund's lifetime; the Ave Maria Rising Dividend Fund outperformed its benchmark index (the S&P Dividend Aristocrats Index) during 2007 and has outperformed such index over the Fund's lifetime; the Ave Maria Opportunity Fund underperformed its benchmark index (the Russell 2000 Index) during 2007 and

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

has underperformed such index over the Fund's lifetime; and, although the Ave Maria Bond Fund underperformed its benchmark index (the Lehman Brothers U.S. Government/Credit Intermediate Index) during 2007, the Fund has outperformed such index over the Fund's lifetime.

The Trustees reviewed the Adviser's analysis of its profitability from the Funds'Advisory Agreements for the year ended December 31, 2007. The Trustees considered that the Adviser may receive, in addition to the advisory fee, various research services as a result of the placement of the Funds' portfolio brokerage. The Independent Trustees noted that the Sub-Adviser's fees are paid by the Adviser and are set as a result of arms-length negotiations by the Adviser. The Trustees concluded that the Adviser possesses the fundamental resources necessary to serve as adviser to the Funds, and based upon their review of the financial statements provided by the Adviser, that it is sufficiently capitalized to remain economically viable to serve as adviser.

In reviewing the fees payable under the Agreements, the Trustees reviewed the advisory fees paid by each Fund under the Advisory Agreement and compared such fees to the advisory fee ratios of similar mutual funds. The Trustees also compared the total operating expense ratio of each Fund with expense ratios of representative funds with similar investment objectives considered to be in its peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders, including any fee waivers by the Adviser. The Trustees discussed the appropriateness of recognizing possible economies of scale by instituting breakpoints within the advisory fee structure of each Fund, but determined that based on the Adviser's commitment to waive fees and reimburse expenses in order to maintain competitive expense ratios, the implementation of breakpoints is unnecessary at the present time. In evaluating each Fund's advisory fees, the Trustees took into account the quality of the investment management of the Funds. The Trustees concluded that, based upon the investment strategies of the Funds and the quality of services provided by the Adviser, the advisory fees paid by each Fund are reasonable.

In approving the Agreements, the Independent Trustees reached the following conclusions: (1) the Independent Trustees noted the qualifications of key personnel of the Adviser and the Sub-Adviser that work with the Funds and concluded the Adviser and the Sub-Adviser are qualified to continue to manage each Fund's assets in accordance with its investment objective and policies and has provided reasonable services to the Funds; (2) based on the long-term performance of each Fund, the Independent Trustees believe that the nature and quality of services provided by the Adviser (and, with respect to the Ave Maria Growth Fund, by the Sub-Adviser) were satisfactory; (3) the advisory fees of the Ave Maria Bond Fund are competitive and lower than most comparably managed mutual funds and, while the advisory fees paid by the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Rising Dividend are in the higher range of fees for comparably managed funds, the Independent Trustees believe that the quality of investment advisory services provided by the Adviser and Sub-Adviser have been appropriate and that a contributing factor to higher expenses is the relatively small size of the Funds; (4) the

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

Adviser's commitment to cap overall operating expenses through fee waivers and, in some instances, through expense reimbursements has enabled the Funds to maintain a competitive overall expense ratio which has increased investment returns for shareholders; (5) the Independent Trustees are satisfied that the shareholders of the Funds are achieving economics of scale as the Funds grow; and (6) the Adviser has committed substantial resources towards the growth of the Funds. The Independent Trustees also reviewed and considered the "fallout benefits" to, and the profitability of, the Adviser with regards to its management of the Funds, concluding that the Adviser's profitability was not excessive, given the quality and scope of services provided by the Adviser and the investment performance of the Funds.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreements. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of each Fund and its shareholders to renew the Agreements for an additional annual period.

     [GRAPHIC OMITTED]
         AVE MARIA
          MUTUAL
          FUNDS

Ave Maria Catholic Values Fund                 INVESTMENT ADVISER
                                               SCHWARTZ INVESTMENT COUNSEL, INC.
    Ave Maria Growth Fund                      3707 W. Maple Road
                                               Suite 100
Ave Maria Rising Dividend Fund                 Bloomfield Hills, Michigan 48301

  Ave Maria Opportunity Fund                   DISTRIBUTOR
                                               ULTIMUS FUND DISTRIBUTORS, LLC
     Ave Maria Bond Fund                       225 Pictoria Drive, Suite 450
                                               Cincinnati, Ohio 45246

AVE MARIA MUTUAL FUNDS                         CUSTODIAN
series of Schwartz Investment Trust            US BANK, N.A.
3707 W. Maple Road                             425 Walnut Street
Suite 100                                      Cincinnati, Ohio 45202
Bloomfield Hills, Michigan 48301
                                               ADMINISTRATOR
BOARD OF TRUSTEES                              ULTIMUS FUND SOLUTIONS, LLC
Gregory J. Schwartz, Chairman                  P.O. Box 46707
George P. Schwartz, CFA                        Cincinnati, Ohio 45246
John E. Barnds
Peter F. Barry                                 INDEPENDENT REGISTERED
Donald J. Dawson, Jr.,                         PUBLIC ACCOUNTING FIRM
  Lead Independent Trustee                     DELOITTE & TOUCHE LLP
Joseph M. Grace                                111 S. Wacker Drive
                                               Chicago, IL 60606
OFFICERS
George P. Schwartz, CFA, President             LEGAL COUNSEL
Richard L. Platte, Jr., CFA, V.P./Secretary    SULLIVAN & WORCESTER LLP
Timothy S. Schwartz, Treasurer                 1666 K Street, NW, Suite 700
Robert G. Dorsey, Assistant Secretary          Washington, D.C. 20006
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

CATHOLIC ADVISORY BOARD
Paul R. Roney, Chairman
Lou Holtz
Lawrence Kudlow
Thomas S. Monaghan
Michael Novak
Phyllis Schlafly


                               [GRAPHIC OMITTED]

                       SCHWARTZ INVESTMENT COUNSEL, INC.

                                ESTABLISHED 1980

  3707 WEST MAPLE ROAD   o   SUITE 100   o   BLOOMFIELD HILLS, MICHIGAN 48301

                             www.schwartzinvest.com

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
              ------------------------------------------------------------------

By (Signature and Title)*          /s/ George P. Schwartz
                              --------------------------------------------------
                                   George P. Schwartz, President

Date          August 15, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ George P. Schwartz
                              --------------------------------------------------
                                   George P. Schwartz, President

Date          August 15, 2008
      -----------------------------

By (Signature and Title)*          /s/ Timothy S. Schwartz
                              --------------------------------------------------
                                   Timothy S. Schwartz, Treasurer

Date          August 15, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.